MFS(R) Mutual Funds
SEMIANNUAL REPORT 1/31/03

MFS(R) MUNICIPAL
HIGH INCOME FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) MUNICIPAL HIGH INCOME FUND

THE INDUSTRY'S FIRST HIGH-YIELD MUNI FUND

Relies on our intense research process to identify issuers with improving credit fundamentals. Established in 1984, the portfolio's management seeks to manage risk by closely monitoring exposure to individual securities.

The fund seeks high current income exempt from federal taxes by investing primarily in municipal bonds and notes which may be of medium and lower quality.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              38
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     45
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      56
----------------------------------------------------
TRUSTEES AND OFFICERS                             57
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      59
----------------------------------------------------
MFS PRIVACY POLICY                                60
----------------------------------------------------
FEDERAL TAX INFORMATION                           60
----------------------------------------------------
CONTACT INFORMATION                               61

-------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

One can always find reasons not to invest. After three tough years in a row, it is only natural that investors - especially stock investors - may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some folks are claiming they'll never invest in the stock market again.

However, times like the present, when investors are feeling most worried and discouraged, have historically been times of opportunity for long-term investors. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, and a collapse in consumer confidence gave many investors sleepless nights - we can see that that period ushered in the bull market of the mid- to late-1990s.

REASONS FOR OPTIMISM
We would also argue that beyond the negative daily headlines, much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY
Of course, there are always reasons to be concerned about the markets. As I write this in mid-February, political issues in Iraq and North Korea remain a serious concern for investors. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be overvalued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors, and, in our view, we may be in the midst of such a period.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    February 18, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
--------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid-to-late 1990's raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

(1)Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index, which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
--------------------------------------------------------------------------------

MUNICIPAL BONDS BENEFITED AS STOCKS RETREATED

The bond market overall posted solid gains during the year ended
January 31, 2003, while stock prices continued to remain under pressure. Bond prices benefited from declining interest rates, as inflation remained tame and the economic recovery was weaker than many had expected when the period began. Over the course of the year, continued stock market volatility, the sluggish pace of the economic recovery, corporate accounting fraud, and the looming prospect of war with Iraq also triggered a "flight to quality." Investors flocked to high quality assets such as Treasuries, mortgage-backed bonds, and municipal bonds, which typically have been less volatile than corporate issues in times of crisis. As investors worried about economic uncertainty, however, high-income municipal bonds did not do as well as high-grade issues.

DEFENSIVE STRATEGY HELPED

Concerns early in the period that economic growth would be modest and possibly cause problems in riskier sectors led us to position the fund with a slight bias toward higher quality, high-income municipal issues. This helped performance over the period. The fund also benefited from having only a small stake in airline bonds, which continued to suffer from industry overcapacity, high cost structures at most major airlines, and a drop-off in business travel post-September 11.

The fund's large stake in hospital bonds also boosted returns. The hospital business fared well throughout the year in part because it has tended to be less economically sensitive than most industries. People still seek treatment, have operations, and go to emergency rooms when the economy is weak. We believe demographic trends, particularly the aging of the baby boom generation, also bode well for the sector's long-term prospects.

Our overweighted position in utilities, relative to our Lipper peer group of high-yield municipal funds, hampered relative returns. Utilities bonds in general were hurt by overcapacity in a number of regions. New electric generating plants came on line just as the weak economy lowered demand.

In addition, negative headline news about the sector persisted in the wake of the Enron debacle. Amid that difficult environment, our focus was on electric utilities with hard assets - companies that generate power and deliver power and invest in their own plants and equipment. We believe many of these firms are still attractive as longer-term investments, and these types of utilities fared better over the period than companies such as Enron and Dynegy that derived a large part of their earnings from energy trading. (Neither company was in the portfolio over the period.)

The fund lagged its benchmark, the Lehman Brothers Municipal Bond Index, because the index consists largely of high-grade municipal issues, which are not the main focus of this portfolio. As mentioned earlier, economic uncertainty over the period caused high-grade issues in general to outperform high-yield bonds.

                           Quality Ratings
                 BBB                        25.0%
                 BB                          9.1%
                 B                           1.7%
                 CCC                         0.1%
                 CC                          0.1%
                 D                           0.2%
                 Not Rated                  35.8%
                 Other                       0.6%
                 AAA                        17.1%
                 AA                          3.2%
                 A                           7.1%

            Portfolio percentages have been adjusted to more accurately reflect exposure to the stated asset class.

            The portfolio is actively managed, and current holdings may be different.

CAUTIOUS OUTLOOK

We believe interest rates will remain low, as near-term economic growth remains modest and inflation subdued. Our expectation is that income (rather than price appreciation) will be the major driver of bond returns for at least the near term. Late last year, we began seeing investors taking on more risk in their search for added yield. We think this trend, which could benefit high-income municipal bonds, will continue in 2003.

As of period-end, we expect that our strategy will remain somewhat defensive, however, until we see signs of stronger economic growth. Once that happens,

we may become more aggressive by increasing the fund's weighting in corporate-backed municipal bonds.

/s/ Michael W. Roberge                          /s/ Geoffrey L. Schechter

    Michael W. Roberge                              Geoffrey L. Schechter
    Portfolio Manager                               Portfolio Manager

Note to shareholders: Effective August 2002, Geoffrey L. Schechter became a manager of the portfolio.

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 1/31/03
--------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including the reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. It is not possible to invest directly in an index.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                        MFS Municipal          Lehman Brothers
                       High Income Fund          Municipal
                           - Class A             Bond Index
        ------------------------------------------------------
        1/31/93             $ 9,525               $10,000
        1/31/95              10,293                10,826
        1/31/97              12,063                12,936
        1/31/99              14,108                15,189
        1/31/01              14,600                16,582
        1/31/03              16,263                18,871


TOTAL RETURNS

                      Class
  Share class    inception date        1-yr        3-yr       5-yr       10-yr

-----------------------
Average annual
without sales charge
-----------------------

------------------------------------------------------------------------------
       A            2/24/1984          4.96%       6.70%      4.00%      5.50%
------------------------------------------------------------------------------
       B            9/7/1993           4.01%       5.81%      3.13%      4.61%
------------------------------------------------------------------------------
       C            9/25/1998          3.92%       5.63%      3.11%      5.04%
------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

------------------------------------------------------------------------------
       A                              -0.02%       4.98%      2.99%      4.98%
------------------------------------------------------------------------------
       B                               0.06%       4.91%      2.81%      4.61%
------------------------------------------------------------------------------
       C                               2.93%       5.63%      3.11%      5.04%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
       A                               4.96%      21.46%     21.67%     70.74%
------------------------------------------------------------------------------
       B                               4.01%      18.46%     16.68%     56.97%
------------------------------------------------------------------------------
       C                               3.92%      17.86%     16.54%     63.54%
------------------------------------------------------------------------------

              Comparative indices

-----------------------
Avg. Annual
-----------------------

------------------------------------------------------------------------------
Average high-yield
municipal
debt fund+                             4.16%     5.49%    2.83%    5.26%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                            7.46%     8.84%    5.79%    6.56%
------------------------------------------------------------------------------

+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

LEHMAN BROTHERS MUNICIPAL BOND INDEX - The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market.

LIPPER AVERAGE HIGH-YIELD MUNICIPAL DEBT FUND - Lipper Inc. is an independent firm that reports mutual fund performance. The MFS(R) Municipal High Income Fund falls under the high-yield municipal debt fund category, and the information presented above represents the total rates of return for the average high-yield municipal debt fund tracked by Lipper for the stated periods ended January 31, 2003.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A share performance, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C share performance, including sales charge, reflects the deduction of the 1% CDSC applicable to Class C shares redeemed within 12 months.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

The portfolio invests in a limited number of companies and may have more risk because a change in one security's value may have a more significant effect on the portfolio's value.

A small portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

These risks may increase share price volatility. Please see the prospectus for details.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS - 1/31/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

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                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
Municipal Bonds - 98.1%
-----------------------------------------------------------------------------------------------------
Airport and Port Revenue - 0.2%
-----------------------------------------------------------------------------------------------------
Denver, Co, City & County Airport Rev., RITES, AMBAC,
10.51s, 2017+(+)                                                      $2,500             $3,012,000
-----------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 2.3%
-----------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375s, 2014                                        $855             $1,001,034
-----------------------------------------------------------------------------------------------------
Delaware County, OH, 6.25s, 2020                                       1,000              1,151,500
-----------------------------------------------------------------------------------------------------
Hidalgo County, TX, AMBAC, 6s, 2016                                    1,010              1,148,764
-----------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25s, 2019                                 3,500              4,016,495
-----------------------------------------------------------------------------------------------------
Little Rock, AR, Capital Improvement Rev., 5.7s, 2018                    895                903,905
-----------------------------------------------------------------------------------------------------
New York City, NY, 5.875s, 2024                                        7,000              7,629,720
-----------------------------------------------------------------------------------------------------
New York City, NY, 6.125s, 2025(++)                                    1,325              1,514,475
-----------------------------------------------------------------------------------------------------
New York City, NY, 6.125s, 2025                                        3,675              3,911,891
-----------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 6.125s, 2025                                  8,000              9,023,440
-----------------------------------------------------------------------------------------------------
State of Massachusetts, ROLs, 7.98s, 2017+(+)                          2,000              2,527,360
-----------------------------------------------------------------------------------------------------
West Warwick, RI, 7.3s, 2008(++)                                         134                140,307
-----------------------------------------------------------------------------------------------------
West Warwick, RI, 7.45s, 2013                                            570                589,523
-----------------------------------------------------------------------------------------------------
                                                                                        $33,558,414
-----------------------------------------------------------------------------------------------------
General Obligations - Improvement - 1.4%
-----------------------------------------------------------------------------------------------------
Birmingham, AL, 5.75s, 2019                                           $1,000             $1,100,430
-----------------------------------------------------------------------------------------------------
District of Columbia, 6s, 2026                                         5,000              5,867,800
-----------------------------------------------------------------------------------------------------
Los Angeles, CA, RITES, FGIC, 8.924s, 2015+(+)                         5,310              6,431,790
-----------------------------------------------------------------------------------------------------
Manchester, NH, 5.875s, 2019                                           2,325              2,571,892
-----------------------------------------------------------------------------------------------------
New Lenox, IL, Community Park Development Auth., 8.25s,
2004(++)                                                               3,705              4,155,565
-----------------------------------------------------------------------------------------------------
                                                                                        $20,127,477
-----------------------------------------------------------------------------------------------------
General Obligations - Schools - 2.7%
-----------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, RITES, 8.832s, 2020+(+)              $7,910             $9,130,671
-----------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6s, 2016                          1,700              1,944,885
-----------------------------------------------------------------------------------------------------
Houston, TX, Independent School District, RITES, PSF,
8.843s, 2017+(+)                                                       5,000              5,546,900
-----------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.5s, 2017                       1,355              1,579,903
-----------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.375s, 2019                     1,255              1,443,589
-----------------------------------------------------------------------------------------------------
Lake County, IL, FGIC, 6s, 2020                                        2,500              2,817,750
-----------------------------------------------------------------------------------------------------
Lane County, OR, 6.25s, 2007(++)                                       1,370              1,630,177
-----------------------------------------------------------------------------------------------------
McHenry & Lake Counties, IL, FSA, 6.125s, 2018                         1,700              1,915,135
-----------------------------------------------------------------------------------------------------
State of Florida, Board of Education, RITES, FGIC,
8.866s, 2012+(+)                                                      $1,500             $1,832,400
-----------------------------------------------------------------------------------------------------
State of Florida, Board of Education, RITES, FGIC,
8.866s, 2013+(+)                                                       5,000              6,095,100
-----------------------------------------------------------------------------------------------------
State of Florida, Board of Education, RITES,
8.343s, 2017+(+)                                                       2,300              2,508,334
-----------------------------------------------------------------------------------------------------
Wasco County, OR, FSA, 6s, 2018(++)                                    1,485              1,742,944
-----------------------------------------------------------------------------------------------------
Williamsburg County, SC, Public Facilities Rev.,
7.5s, 2003(++)                                                         2,305              2,383,128
-----------------------------------------------------------------------------------------------------
                                                                                        $40,570,916
-----------------------------------------------------------------------------------------------------
Health Care Revenue - Hospitals - 13.8%
-----------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Auth. Rev.
(South Hills Health) 9.25s, 2022                                      $3,360             $3,715,891
-----------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Auth. Rev.
(South Hills Health), 6.75s, 2025                                      1,200              1,262,748
-----------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Auth. Rev.
(South Hills Health) 9.25s, 2030                                       6,100              6,700,667
-----------------------------------------------------------------------------------------------------
Baldwin County, AL, Revenue Bonds, 5.75s, 2027                         2,200              1,994,586
-----------------------------------------------------------------------------------------------------
Brookhaven, NY, Industrial Development Agency (Memorial
Hospital Medical Center, Inc.), 8.125s, 2020                             690                729,640
-----------------------------------------------------------------------------------------------------
Brookhaven, NY, Industrial Development Agency (Memorial
Hospital Medical Center, Inc.), 8.25s, 2030                            2,500              2,646,675
-----------------------------------------------------------------------------------------------------
Chemung County, NY, Industrial Development Agency (Civic
Facilities Rev.), 6s, 2013                                             2,370              2,290,084
-----------------------------------------------------------------------------------------------------
Chemung County, NY, Industrial Development Agency (Civic
Facilities Rev.), 6.35s, 2013                                          1,640              1,626,273
-----------------------------------------------------------------------------------------------------
Chester County, PA, Health & Education Facilities
(Chester County Hospital), 6.75s, 2031                                 2,500              2,384,350
-----------------------------------------------------------------------------------------------------
Crittenden County, AR, 7.15s, 2025                                     1,165              1,278,727
-----------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities (Canton, Inc.),
7.5s, 2030                                                             3,500              3,836,980
-----------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Auth. Rev., 5.375s, 2018                 3,700              3,581,156
-----------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Auth. Rev., 6s, 2023                     1,000              1,008,310
-----------------------------------------------------------------------------------------------------
District of Columbia, Health & Hospital Auth., Rev.
(Medstar University Hospital), 6.875s, 2031                            3,875              4,149,234
-----------------------------------------------------------------------------------------------------
Doylestown, PA, Hospital Auth. (Doylestown Hospital),
7.2s, 2023(++)                                                         2,200              2,297,460
-----------------------------------------------------------------------------------------------------
Grand Forks, ND, Health Care Systems (Altru Health
Systems Obligation Group), 7.125s, 2024                                2,250              2,441,588
-----------------------------------------------------------------------------------------------------
Grand Junction, CO, Hospital Rev. (Community Hospital),
6.9s, 2017                                                            $2,900             $2,911,107
-----------------------------------------------------------------------------------------------------
Indiana Health Facilities Hospital Rev. (Munske-
Medical), 6.375s, 2021                                                 3,300              3,332,670
-----------------------------------------------------------------------------------------------------
Indiana Health Facilities Hospital Rev. (Munske-
Medical), 6.375s, 2031                                                 8,950              8,974,970
-----------------------------------------------------------------------------------------------------
Indiana Health Facilities Hospital Rev. (Riverview
Hospital), 6.125s, 2031                                                3,750              3,759,300
-----------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Auth., Health
Systems Rev. (Norton Healthcare), 6.625s, 2028                         2,000              2,072,760
-----------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Housing Facilities
Board (Baptist Health Systems), 6.5s, 2031                             4,700              4,803,776
-----------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Development Corp.
(Memorial Health System of East Texas), 6.875s, 2026                   1,345              1,269,734
-----------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Development Corp.
(Memorial Health System of East Texas), 5.7s, 2028                     3,305              2,657,418
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Auth. Rev.
(St. Memorial Medical Center), 6s, 2023                               13,530             12,069,031
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Auth. Rev.
(Jordan Hospital), 5.25s, 2018                                         4,600              4,263,510
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Auth. Rev.
(Milford Whitinsville Hospital), 6.35s, 2032                           1,450              1,467,299
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Auth. Rev.
(Caritas Christi), 6.5s, 2012                                          1,500              1,639,770
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Auth. Rev.,
(Caritas Christi), 5.7s, 2015                                          3,500              3,513,160
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Auth. Rev.
(North Adams Regional Hospital), 6.625s, 2018                          2,990              2,831,769
-----------------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6s, 2018                    1,200              1,121,640
-----------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Hospital (Mount Sinai
Medical Center), 6.7s, 2019                                            2,750              2,476,540
-----------------------------------------------------------------------------------------------------
Michigan Hospital Finance Auth. Rev. (Memorial
Healthcare Center), 5.875s, 2021                                       1,000                980,110
-----------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities
Rev. (Medical Foundation, Inc.), 5.375s, 2015                            700                635,173
-----------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities
Rev. (Medical Foundation, Inc.), 5.625s, 2023                          1,195              1,067,231
-----------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Rev.,
6.5s, 2017                                                             4,860              5,335,065
-----------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Auth. Rev. (Littleton Hospital Assn.), 5.9s, 2018                     $1,750             $1,456,018
-----------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Auth. Rev.
(Palisades Medical Center), 6.625s, 2031                               1,115              1,138,627
-----------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Auth. Rev.
(St. Peter's University Hospital), 6.875s, 2030                        4,000              4,243,160
-----------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System (Ohio
Valley Medical Center), 5.75s, 2013                                    5,000              4,245,700
-----------------------------------------------------------------------------------------------------
Oklahoma Development Finance Auth. Rev. (Comanche County
Hospital), 6s, 2014                                                    2,400              2,439,504
-----------------------------------------------------------------------------------------------------
Oklahoma Development Finance Auth. Rev. (Comanche County
Hospital), 6.6s, 2031                                                  2,750              2,742,905
-----------------------------------------------------------------------------------------------------
Philadelphia, PA, Hospital & Higher Education Facilities
Auth. Rev., FGIC, 9.217s, 2012(+)                                      2,000              2,135,740
-----------------------------------------------------------------------------------------------------
Richardson, TX, Hospital Auth. Rev. (Baylor-Richardson),
5.25s, 2013                                                            1,500              1,501,860
-----------------------------------------------------------------------------------------------------
Royston, GA, Hospital Auth. Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.375s, 2014                                             800                775,568
-----------------------------------------------------------------------------------------------------
Russell, KY, 8.1s, 2015                                                  400                466,404
-----------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Hospital
(Methodist Healthcare), 6s, 2016                                       1,200              1,248,384
-----------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Hospital
(Methodist Healthcare), 6s, 2017                                       2,000              2,073,080
-----------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Hospital
(Methodist Healthcare), 6.25s, 2018                                    2,000              2,102,340
-----------------------------------------------------------------------------------------------------
Sierra View, CA, Local Health Care District, 5.4s, 2022                4,000              3,809,320
-----------------------------------------------------------------------------------------------------
Southwestern Illinois Development Auth. Rev. (Anderson
Hospital), 5.375s, 2015                                                1,385              1,354,945
-----------------------------------------------------------------------------------------------------
Southwestern Illinois Development Auth. Rev. (Anderson
Hospital), 5.5s, 2020                                                  1,625              1,550,494
-----------------------------------------------------------------------------------------------------
Southwestern Illinois Development Auth. Rev. (Anderson
Hospital), 5.625s, 2029                                                4,200              3,923,556
-----------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities
(Northcrest Medical Center), 5.25s, 2018                               3,600              3,324,672
-----------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities
(Northcrest Medical Center), 5.375s, 2024                              4,000              3,591,160
-----------------------------------------------------------------------------------------------------
State of Arkansas, Development Finance Auth.,
7.25s, 2020                                                            2,500              2,702,575
-----------------------------------------------------------------------------------------------------
State of Rhode Island Health & Education Building,
Hospital Financing (Lifespan Obligation Group),
6.5s, 2032                                                            $9,000             $9,149,940
-----------------------------------------------------------------------------------------------------
Suffolk County, NY (Huntington Hospital), 5.875s, 2032                 2,000              1,997,000
-----------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency
(Southampton Hospital), 7.25s, 2020                                    3,500              3,509,100
-----------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency
(Southampton Hospital), 7.625s, 2030                                   1,500              1,520,745
-----------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp. (Wilson
N. Jones Memorial Hospital), 7.2s, 2021                                2,000              1,999,580
-----------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp. (Wilson
N. Jones Memorial Hospital), 7.25s, 2031                               2,000              1,957,280
-----------------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities, 6.75s, 2021                   3,150              3,259,841
-----------------------------------------------------------------------------------------------------
Upper Illinois River Valley Development Auth., Morris
Hospital, 6.625s, 2031                                                 1,900              1,990,744
-----------------------------------------------------------------------------------------------------
Valley, AL, Special Care Facilities Financing (Lanier
Memorial Hospital), 5.45s, 2011                                        1,175              1,132,359
-----------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Rev. (Ottumwa Regional
Health Center), 6.25s, 2022                                            2,000              2,010,640
-----------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Rev. (Ottumwa Regional
Health Center), 6.375s, 2031                                           2,595              2,637,843
-----------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building Commission
(Weirton Hospital Medical Center), 6.375s, 2031                        3,500              3,510,780
-----------------------------------------------------------------------------------------------------
Welasco, TX, Health Facilities (Knapp Med Center),
6.25s, 2032                                                            4,000              4,028,920
-----------------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Auth., Hospital
Rev. (Ozarks Medical Center), 6.75s, 2024                                810                818,108
-----------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities, 5.625s, 2029                1,100              1,044,626
-----------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency (St. John's
Riverside Hospital), 6.15s, 2015                                       2,000              1,845,580
-----------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency (St. John's
Riverside Hospital), 6.8s, 2016                                        1,845              1,902,324
-----------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency (St. John's
Riverside Hospital), 7.125s, 2031                                      2,000              2,043,620
-----------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency (St. John's
Riverside Hospital), 7.125s, 2031                                      1,495              1,527,606
-----------------------------------------------------------------------------------------------------
                                                                                       $203,839,050
-----------------------------------------------------------------------------------------------------
Health Care Revenue - Long Term Care - 16.3%
-----------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care (Thomas
Hospital), 6.75s, 2015                                                  $500               $511,115
-----------------------------------------------------------------------------------------------------
Baltimore County, MD, Nursing Facility Mortgage Rev.
(Eastpoint Rehabilation & Nursing Center), 3s, 2028**                  1,250                662,500
-----------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.6s, 2021                           3,000              3,012,000
-----------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp.
(Advanced Living Technology), 7.75s, 2006                                330                307,115
-----------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp.
(Advanced Living Technology), 8.125s, 2016                             1,420              1,189,917
-----------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp.
(Advanced Living Technology), 8.5s, 2026                               3,150              2,552,161
-----------------------------------------------------------------------------------------------------
Blair County, PA, Industrial Development Auth., 7s, 2034               1,050              1,056,038
-----------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Auth.
(Beverly Enterprises), 10s, 2012                                         780                888,365
-----------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency
(Civic Facility Rev.), 6.35s, 2017                                     1,430              1,412,754
-----------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency
(Civic Facility Rev.), 6.4s, 2029                                      3,430              3,331,113
-----------------------------------------------------------------------------------------------------
Chester County, PA, Industrial Development Auth. (First
Mortgage Rha Pennsylvania Nursing Home), 8.5s, 2032                    1,210              1,137,509
-----------------------------------------------------------------------------------------------------
Citrus County Florida Hospital Board Rev. (Citrus
Memorial Hospital), 6.25s, 2023                                        1,000                989,490
-----------------------------------------------------------------------------------------------------
Clarion, PA, County School Development Auth. (Beverly
Enterprises Inc.), 7.5s, 2012                                          1,950              2,000,173
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Auth. Rev., 7.125s, 2030                    1,300              1,230,450
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Auth. Rev. (Covenant
Retirement Communities), 6.125s, 2033                                  1,500              1,486,830
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Auth. Rev. (Portercare
Adventist Health), 6.625s, 2026                                        2,200              2,367,266
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Auth. Rev., Refunding &
Improvement Hospital, 6s, 2016                                         7,000              7,227,570
-----------------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development
(Healthcare Systems McKenna Memorial), 6.125s, 2022                    2,000              1,980,580
-----------------------------------------------------------------------------------------------------
Contra Costa County, CA, Residential Rental Facilities
Rev. (Cypress Meadows), 7s, 2028**                                     3,000              2,390,490
-----------------------------------------------------------------------------------------------------
Cullman, AL, Cullman Regional Medical Center,
6.5s, 2013                                                             1,505              1,527,139
-----------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal (Wesley Affiliated
Services), 7.25s, 2035                                                 2,725              2,668,102
-----------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Auth.
(1st Mortgage Rev.), 0s, 2008(++)                                     29,975             25,439,482
-----------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Auth. (2nd
Mortgage Rev.), 0s, 2008(++)                                           4,500              3,819,105
-----------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Auth.
(Presbyterian), 0s, 2008(++)                                          48,475             11,675,204
-----------------------------------------------------------------------------------------------------
Delaware Health Facilities Auth. Rev. (Nanticoke
Memorial Hospital Project), 5.625s, 2032                               2,175              2,161,624
-----------------------------------------------------------------------------------------------------
Delta County Company Memorial Hospital District,
Enterprise, 5.35s, 2017                                                1,500              1,462,080
-----------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Auth., Rev., 5.375s, 2028                5,000              4,610,150
-----------------------------------------------------------------------------------------------------
Goldsboro, NC, Housing Auth., Rev. (North Carolina
Housing Foundation, Inc.), 7.25s, 2029                                 2,165              1,906,304
-----------------------------------------------------------------------------------------------------
Highlands County, FL (Adventist Health), 6s, 2031                      3,000              3,098,130
-----------------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Auth. Rev., 5.625s, 2026                   2,830              2,831,839
-----------------------------------------------------------------------------------------------------
Illinois Development Finance Auth., Hospital Rev.
(Adventist Health), 5.65s, 2024                                        3,000              3,002,490
-----------------------------------------------------------------------------------------------------
Illinois Health Facilities Auth. Rev., 7.375s, 2031                    2,700              2,745,576
-----------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Auth. Rev. (Metro
Health, Inc.), 6.3s, 2023**                                            3,820                496,600
-----------------------------------------------------------------------------------------------------
Iowa Finance Auth., Health Care Facilities Rev. (Care
Initiatives), 5.75s, 2018                                              2,520              2,176,675
-----------------------------------------------------------------------------------------------------
Iowa Finance Auth., Health Care Facilities Rev.
(Refunding Care Initiatives Project), 9.25s, 2025                      5,800              6,865,170
-----------------------------------------------------------------------------------------------------
Jacksonville, FL, Health Facilities Auth., 7s, 2022                    1,000                946,670
-----------------------------------------------------------------------------------------------------
Jacksonville, FL, Industrial Development Rev., 6.4s,
2016                                                                   1,825              1,660,969
-----------------------------------------------------------------------------------------------------
Jefferson County, KY, Health Care Auth. Rev. (Beverly
Enterprises, Inc.), 5.875s, 2007                                         205                199,955
-----------------------------------------------------------------------------------------------------
Kansas City, MO, Industrial Development Auth. (Bishop
Spencer Place, Inc.), 8s, 2024                                         7,720              8,062,459
-----------------------------------------------------------------------------------------------------
Kansas City, MO, Industrial Development Auth.
(Kingswood), 9s, 2003(++)                                              4,450              4,838,886
-----------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Auth., Health
Systems Rev. (Norton Healthcare), 6.5s, 2020                           5,000              5,191,500
-----------------------------------------------------------------------------------------------------
Lenexa, KS Health Care Facility Rev. (Lakeview Village,
Inc.), 6.25s, 2026                                                     1,500              1,422,120
-----------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facility Rev. (Lakeview Village,
Inc.), 6.875s, 2032                                                    1,250              1,249,438
-----------------------------------------------------------------------------------------------------
Louisiana Public Facilities, Auth., (Southwest Medical
Center), 11s, 2006                                                       701                 70,082
-----------------------------------------------------------------------------------------------------
Loves Park, IL, Hoosier Care, 7.125s, 2034                             1,955              1,662,434
-----------------------------------------------------------------------------------------------------
Luzerne County, PA, Industrial Development Auth.
(Beverly Enterprise, Inc.), 6.75s, 2008                                1,280              1,280,243
-----------------------------------------------------------------------------------------------------
Maine Health & Higher Educational Facilities, 7.5s, 2019               1,500              1,517,445
-----------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities,
University of Maryland (Medical System), 6.75s, 2030                   1,000              1,103,730
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Auth. (Anna
Jaques Hospital), 6.875s, 2012                                         1,150              1,164,605
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev.,
8.875s, 2025                                                           7,250              7,340,408
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Glenmeadow
Retirement Community, 8.375s, 2006(++)                                 2,300              2,776,537
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Glenmeadow
Retirement Community, 8.625s, 2006(++)                                 3,520              4,275,075
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev.,
Metropolitan Health Foundation, Inc., 6.75s, 2027                      5,830              5,650,844
-----------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facility (Magnolia of
Millbrae), 7.375s, 2027                                                7,500              7,705,875
-----------------------------------------------------------------------------------------------------
Mocksville, NC, Rev. (Housing Foundation, Inc.),
7.25s, 2029                                                            2,145              1,938,823
-----------------------------------------------------------------------------------------------------
Monongalia County, WV, Health Facilities Rev. (Beverly
Enterprises, Inc.), 5.875s, 2007                                         500                489,170
-----------------------------------------------------------------------------------------------------
Montgomery County, PA, Higher Education & Health Auth.
Rev. (AHF/Montgomery), 10.5s, 2020                                     2,305              2,313,160
-----------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Auth. (Saint Clair Memorial
Hospital), 5.625s, 2032                                                1,455              1,419,556
-----------------------------------------------------------------------------------------------------
New Hampshire Business Finance Auth., Health Care
Facilities Rev. (Metropolitian Health Foundation, Inc.),
6.55s, 2028                                                            2,875              2,588,046
-----------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Auth. (Tall Pines),
11.25s, 2016**                                                         1,265                 63,250
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Auth. (Courthouse
Convalescent Center), 8.7s, 2014                                       1,350              1,376,568
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Auth. (Geriatric &
Medical Services), 10.5s, 2020                                         3,000              3,014,370
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Auth. (Greenwood Health
Care), 9.75s, 2011                                                     2,280              2,337,160
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Auth. (Wanaque
Convalescent Center), 8.5s, 2009                                         700                715,148
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Auth. (Wanaque
Convalescent Center), 8.6s, 2011                                       1,000              1,021,960
-----------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Auth. Rev.
(Cherry Hill), 8s, 2027                                                4,000              3,494,560
-----------------------------------------------------------------------------------------------------
New York City Industrial Development Agency (Staten
Island University Hospital), 6.375s, 2031                              1,490              1,492,950
-----------------------------------------------------------------------------------------------------
New York City Industrial Development Agency (Staten
Island University Hospital), 6.45s, 2032                                 945                951,833
-----------------------------------------------------------------------------------------------------
Oklahoma Development Finance Auth. Rev. (Continuing Care
Retirement), 8s, 2032                                                  3,750              3,703,012
-----------------------------------------------------------------------------------------------------
Peninsula Ports Auth. Rev. (Whittaker Memorial),
FHA, 8.7s,                                                               500                614,155
-----------------------------------------------------------------------------------------------------
Portsmouth, VA, Industrial Development Auth. (Beverly
Enterprises), 10s, 2011                                                1,505              1,535,868
-----------------------------------------------------------------------------------------------------
Reedley, CA, Mennonite Home, 7.5s, 2026                                5,105              5,117,660
-----------------------------------------------------------------------------------------------------
Royston, GA, Hospital Auth., Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.5s, 2027                                             1,855              1,732,162
-----------------------------------------------------------------------------------------------------
San Francisco City & County, CA (Coventry Park),
8.5s, 2026**                                                           9,435              6,793,200
-----------------------------------------------------------------------------------------------------
Santa Fe, NM, Industrial Development Rev. (Casa Real
Nursing Home), 9.75s, 2013                                             1,580              1,610,873
-----------------------------------------------------------------------------------------------------
Shelby County, TN, 7.4s, 2011                                            920                945,263
-----------------------------------------------------------------------------------------------------
State of Hawaii, Dept of Budget & Finance (Kahala Nui
Project), 8s, 2033                                                     1,500              1,471,545
-----------------------------------------------------------------------------------------------------
Sterling, IL, Hoosier Care, 7.125s, 2034                               1,365              1,160,728
-----------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee
Memorial Healthcare), 6.25s, 2020                                      4,500              4,614,210
-----------------------------------------------------------------------------------------------------
Waterford Township, MI, Economic Development Corp., Rev.
(Canterbury Health), 6s, 2039                                          3,125              2,192,625
-----------------------------------------------------------------------------------------------------
West Shore, PA ., Area Hospital Auth., Rev. (Holy Spirit
Hospital Project), 6.2s, 2026                                          4,500              4,531,320
-----------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Rev., 6.25s, 2020                                2,500              2,672,925
-----------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Rev. (Christi Health System),
6.25s, 2019                                                            1,500              1,602,570
-----------------------------------------------------------------------------------------------------
Wilkinsburg, PA, Municipal Health Auth. (Monroeville
Christian), 8.25s, 2027                                                7,045              6,911,075
-----------------------------------------------------------------------------------------------------
                                                                                       $240,764,126
-----------------------------------------------------------------------------------------------------
Human Services - 2.4%
-----------------------------------------------------------------------------------------------------
California Statewide Community Development Auth.,
7.125s, 2016                                                          $1,810             $1,844,444
-----------------------------------------------------------------------------------------------------
Cheneyville, LA, Westside Habilitation Center,
8.375s, 2013                                                           4,990              5,147,035
-----------------------------------------------------------------------------------------------------
Jenks Township, PA, Municipal Auth. Rev.,
8s, 2003(++)                                                           4,650              4,791,685
-----------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Auth. (Kidspeace
Obligation Group), 6s, 2018                                            3,550              3,357,377
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Brandon
Residential Treatment), 8.75s, 2024                                    4,885              5,078,837
-----------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Auth.
(Wordsworth Academy), 8s, 2024                                         2,850              2,965,539
-----------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Auth. Rev. (Child & Family Services), 6.125s, 2019                     1,315              1,314,474
-----------------------------------------------------------------------------------------------------
New York City Industrial Development Agency (Special
Needs Facilities Pooled Program), 6.1s, 2012                           1,955              1,970,875
-----------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Auth., Rev.,
8.875s, 2021                                                           1,925              1,970,469
-----------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Auth., Rev.
(Mortgage Healthcare Facilities), 9s, 2031                             2,185              2,240,040
-----------------------------------------------------------------------------------------------------
Osceola County, FL, Industrial Development Rev.
(Community Provider Pooled Loan), 7.75s, 2017                          2,700              2,751,597
-----------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Auth., Rev.,
6.125s, 2019                                                           1,430              1,362,132
-----------------------------------------------------------------------------------------------------
                                                                                        $34,794,504
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 1.9%
-----------------------------------------------------------------------------------------------------
Alliance Airport Auth., Inc., Special Facilities Rev.,
7.5s, 2029                                                            $1,500               $446,250
-----------------------------------------------------------------------------------------------------
Cleveland, OH, Airport Special Rev. (Continental
Airlines, Inc.), 5.375s, 2027                                          2,500              1,338,750
-----------------------------------------------------------------------------------------------------
Dallas-Fort Worth, TX, International Airport Facility
Improvement Corp. (American Airlines), 5.95s, 2029                     1,540                658,350
-----------------------------------------------------------------------------------------------------
Dallas-Fort Worth, TX, International Airport Facility
Improvement Corp. (Delta Airlines), 7.625s, 2021                       4,500              3,096,990
-----------------------------------------------------------------------------------------------------
Indianapolis, IN, Airport Auth., Rev. (Special Facility
United Air Lines Project), 6.5s, 2031                                  1,800                760,518
-----------------------------------------------------------------------------------------------------
Kenton County, KY, Airport Board Rev. (Delta Airlines),
7.5s, 2012                                                             3,500              3,174,255
-----------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev., 7s, 2012                 1,700              1,394,748
-----------------------------------------------------------------------------------------------------

Los Angeles, CA, Regional Airport Lease Rev., 7.5s, 2024              $8,800             $6,837,776
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Auth. (Continental
Airlines, Inc.), 6.25s, 2019                                           9,205              6,539,692
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Auth. (Continental
Airlines, Inc.), 6.4s, 2023                                            3,040              2,183,906
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Auth. (Continental
Airlines, Inc.), 6.25s, 2029                                             545                387,059
-----------------------------------------------------------------------------------------------------
State of Hawaii, Special Facilities Rev. (Continental
Airlines, Inc.), 7s, 2020                                                940                657,614
-----------------------------------------------------------------------------------------------------
                                                                                        $27,475,908
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 1.0%
-----------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow
Chemical Co.), 5.7s, 2033                                             $5,000             $5,037,200
-----------------------------------------------------------------------------------------------------
Power County, ID, Pollution Control Rev. (FMC Corp.),
5.625s, 2014                                                           1,000                819,500
-----------------------------------------------------------------------------------------------------
Red River Auth., Texas Pollution Control (CNA Holdings,
Inc.), 6.7s, 2030                                                      6,000              6,209,160
-----------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC
Corp.), 7s, 2024                                                       3,835              3,262,703
-----------------------------------------------------------------------------------------------------
                                                                                        $15,328,563
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.6%
-----------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Auth. (USX
Corp.), 5.4s, 2017                                                    $1,200             $1,226,772
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Auth., Solid
Waste Disposal Rev. (Browning Ferris, Inc.), 5.8s, 2016                5,000              4,606,600
-----------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Auth.
(American Petfuel), 6.1s, 2005                                         3,460              3,563,662
-----------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Auth., Rev.
(American Petfuel), 6.2s, 2019                                         3,900              3,918,876
-----------------------------------------------------------------------------------------------------
Fairfield, AL, Environment Improvement (USX Corp.),
5.4s, 2016                                                             1,600              1,635,696
-----------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Auth., Rev.
(Browning-Ferris), 5.3s, 2011                                          3,000              3,023,190
-----------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource
Recovery Rev. (Waste Management, Inc.),
6.9s, 2029                                                             1,700              1,843,531
-----------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Auth. (Browning
Ferris Co.), 6.5s, 2019                                                2,500              2,371,325
-----------------------------------------------------------------------------------------------------
Schuylkill County, PA, Industrial Development Auth.,
Rev. (Pine Grove Landfill, Inc.), 5.1s, 2019                           1,000                986,520
-----------------------------------------------------------------------------------------------------
Tooele County, UT (Allied Waste), 6.75s, 2010                         $2,500             $1,125,000
-----------------------------------------------------------------------------------------------------
Tooele County, UT, Pollution Control Rev. (Laidlaw
Environmental Services), 7.55s, 2027**                                 5,000                 37,500
-----------------------------------------------------------------------------------------------------
                                                                                        $24,338,672
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 5.2%
-----------------------------------------------------------------------------------------------------
Arkansas State Development Finance Auth., Industrial
(Potlatch Corp.), 7.75s, 2025                                         $1,200             $1,190,664
-----------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Industrial Development Rev.
(Joy Technologies, Inc.), 8.75s, 2007                                  1,500              1,521,765
-----------------------------------------------------------------------------------------------------
Gulf Coast Waste Disposal Auth., Texas Waste Disposal
Rev. (Valero Energy Corp.), 6.65s, 2032                                1,500              1,509,360
-----------------------------------------------------------------------------------------------------
Hardeman County, TN (Correctional Facilities Corp.),
7.75s, 2017                                                            6,500              6,506,565
-----------------------------------------------------------------------------------------------------
Hernando County, FL, Water & Sewer Rev. (Florida Crushed
Stone), 8.5s, 2014                                                     8,555              8,985,060
-----------------------------------------------------------------------------------------------------
Janesville, WI, Industrial Development Rev. (Simmons
Manufacturing Co.), 7s, 2017                                           3,900              4,010,526
-----------------------------------------------------------------------------------------------------
Mesa County, CO (Joy Technologies, Inc.), 8.5s, 2006                   5,800              5,887,232
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Auth. (Holt Hauling &
Warehousing), 8.4s, 2015+**                                            4,000              2,360,000
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Auth. (Holt Hauling &
Warehousing), 8.6s, 2017+**                                            8,000              4,720,000
-----------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Auth., Rev.
(Host Marriott LP), 7.75s, 2017                                        2,000              2,072,040
-----------------------------------------------------------------------------------------------------
Pilchuck Development Public Corp., WA, Airport Rev.
(B.F. Goodrich), 6s, 2023                                              1,500              1,433,220
-----------------------------------------------------------------------------------------------------
Port of New Orleans, LA, (Avondale Industries),
8.5s, 2014                                                            20,970             23,298,928
-----------------------------------------------------------------------------------------------------
Spirit Lake, IA, Industrial Development Rev. (Crystal
Tips, Inc.), 0s, 2008(++)                                              7,034              9,307,690
-----------------------------------------------------------------------------------------------------
State of Ohio, Air Quality Development Auth. (USX
Corp.), 5s, 2015                                                       1,925              1,902,593
-----------------------------------------------------------------------------------------------------
Tooele County, UT (Union Pacific), 5.7s, 2026                          2,860              2,772,884
-----------------------------------------------------------------------------------------------------
                                                                                        $77,478,527
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 5.1%
-----------------------------------------------------------------------------------------------------
Beauregard Parish, LA, Rev. (Boise Cascade Corp.),
6.8s, 2027                                                            $3,250             $3,199,300
-----------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board (James River
Corp.), 8s, 2028                                                       7,000              6,241,410
-----------------------------------------------------------------------------------------------------

Cass County, TX, Industrial Development Corp.
(International Paper), 5.35s, 2012                                    $2,800             $2,891,140
-----------------------------------------------------------------------------------------------------
Courtland, AL, Solid Waste Disposal Rev. (Champion
International Corp.), 6.375s, 2029                                     2,500              2,515,450
-----------------------------------------------------------------------------------------------------
De Soto Parish, LA, Environmental Improvement Rev.,
(International Paper Co.), 6.35s, 2025                                 1,650              1,686,300
-----------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp. (Mead
Westvaco Escanaba), 6.45s, 2023                                        1,100              1,107,744
-----------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp. (Mead
Westvaco Escanaba), 6.25s, 2027                                        3,100              3,111,253
-----------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Auth.
(International Paper Co.), 5.25s, 2010                                 2,100              2,186,583
-----------------------------------------------------------------------------------------------------
Florence County, SC, Industrial Development Rev. (Stone
Container Corp.), 7.375s, 2007                                         1,680              1,686,938
-----------------------------------------------------------------------------------------------------
Georgetown County, SC, Environmental Improvement Rev.,
(International Paper Co.) 5.7s, 2014                                   3,600              3,760,272
-----------------------------------------------------------------------------------------------------
Green Bay, WI, Redevelopment Auth. (Industrial Rev.),
5.6s, 2019                                                             1,000                723,520
-----------------------------------------------------------------------------------------------------
Hodge Village, LA, Utilities Rev. (Stone Container),
9s, 2010                                                               5,490              5,516,297
-----------------------------------------------------------------------------------------------------
Maine Finance Auth., Solid Waste Recycling Facility Rev.
(Bowater, Inc.), 7.75s, 2022                                           8,500              8,498,640
-----------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Agency
(Solid Waste Disposal Facility Rev.), 6.8s, 2014                       3,800              3,940,296
-----------------------------------------------------------------------------------------------------
Perry County, KY, Solid Waste Disposal Resources
(TJ International), 7s, 2024                                          11,000             11,419,870
-----------------------------------------------------------------------------------------------------
Sabine River Auth. Rev., Louisiana Water Facilities,
6.2s, 2025                                                             2,250              2,299,883
-----------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Auth., Rev. (Stone
Container Corp.), 7.4s, 2026                                           7,500              7,107,150
-----------------------------------------------------------------------------------------------------
Wabash, IN, Solid Waste Disposal Rev. (Jefferson Smurfit
Corp.), 7.5s, 2026                                                     2,000              1,905,940
-----------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Auth. (Refunding
Chesapeake Corp. Project), 6.25s, 2019                                 6,475              5,122,372
-----------------------------------------------------------------------------------------------------
                                                                                        $74,920,358
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.4%
-----------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev.
(Bethlehem Steel), 8s, 2024**                                        $10,455               $209,100
-----------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Auth.
(Bethlehem Steel), 7.5s, 2015**                                        3,890                 77,800
-----------------------------------------------------------------------------------------------------
Indiana Development Finance Auth. Rev. (Inland Steel),
7.25s, 2011                                                            6,000              1,950,000
-----------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Board Rev.
(Ipsco, Inc.), 6.875s, 2030                                            2,850              2,924,927
-----------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev. (Republic Engineered Steels),
8.25s, 2014**                                                          7,000                    350
-----------------------------------------------------------------------------------------------------
Spokane County, WA, Industrial Development Corp. (Kaiser
Aluminum & Chemical Corp.), 7.6s, 2027**                               3,700              1,480,000
-----------------------------------------------------------------------------------------------------
                                                                                         $6,642,177
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Retail - 0.3%
-----------------------------------------------------------------------------------------------------
Chester County, SC, Industrial Development Rev. (Springs
Industries, Inc), 7.35s, 2014                                         $1,500             $1,532,895
-----------------------------------------------------------------------------------------------------
Chester County, SC, Industrial Development Rev. (Springs
Industries, Inc.), 7.8s, 2014                                          1,025              1,027,009
-----------------------------------------------------------------------------------------------------
Harrison County, WV, Commercial Development Rev. (Kroger
Co.), 8.1s, 2014                                                       1,900              1,968,761
-----------------------------------------------------------------------------------------------------
                                                                                         $4,528,665
-----------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.7%
-----------------------------------------------------------------------------------------------------
Colorado River Indian Tribes, AZ (Blue Water Casino),
6.25s, 2004+                                                          $3,000             $3,008,820
-----------------------------------------------------------------------------------------------------
Long Beach, CA (Aquarium of Pacific), 6.125s, 2023                     1,000              1,126,870
-----------------------------------------------------------------------------------------------------
Nevada Department of Business (Las Vegas Monorail),
7.375s, 2040                                                           6,185              6,034,828
-----------------------------------------------------------------------------------------------------
                                                                                        $10,170,518
-----------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 2.3%
-----------------------------------------------------------------------------------------------------
Austin, TX, Convertible Enterprises, Inc., 6.6s, 2021                 $1,300             $1,353,456
-----------------------------------------------------------------------------------------------------
Austin, TX, Convertible Enterprises, Inc., 6.7s, 2028                  2,000              2,085,740
-----------------------------------------------------------------------------------------------------
California State, Department Water Resources Power,
5.125s, 2018                                                           5,750              5,799,393
-----------------------------------------------------------------------------------------------------
Capital Trust Agency Florida Rev. (Seminole Tribe
Convention), 10s, 2033                                                11,000             11,374,440
-----------------------------------------------------------------------------------------------------
Harris County, TX, Cultural Education Facility (Space
Center Houston), 9.25s, 2023                                              70                 60,995
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Auth., Step Down
Kapowski, 6.8s, 2018                                                   4,000              4,224,840
-----------------------------------------------------------------------------------------------------
Rockbridge County, VA, Industrial Auth. Rev. (Virginia
Horse Center), 6.85s, 2021                                             2,300              2,299,954
-----------------------------------------------------------------------------------------------------
Southwestern Illinois Development Auth. Rev., Solid
Waste Disposal Rev., 5.9s, 2014                                        2,500              2,519,350
-----------------------------------------------------------------------------------------------------
St. Louis County, MO, Industrial Development Auth. (Kiel
Center Arena), 7.875s, 2024                                            1,000              1,021,560
-----------------------------------------------------------------------------------------------------
St. Louis County, MO, Industrial Development Auth. (St.
Louis Convention), 7.2s, 2028                                          2,900              2,902,523
-----------------------------------------------------------------------------------------------------
                                                                                        $33,642,251
-----------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.2%
-----------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Auth.,
9s, 2018                                                              $1,930             $1,931,197
-----------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Auth.,
5.5s, 2029                                                             3,360              3,264,979
-----------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Auth.
(Capreit), 8.75s, 2029                                                 2,500              2,571,725
-----------------------------------------------------------------------------------------------------
Austin, TX, Housing Finance Corp. (Woodland Heights
Apartments), 7.25s, 2027**                                             4,000              3,204,080
-----------------------------------------------------------------------------------------------------
California Statewide Community Development Auth.,
(Equity Residential), 5.2s, 2029                                       2,940              3,082,414
-----------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6.625s, 2009##                        8,000              8,440,000
-----------------------------------------------------------------------------------------------------
Dallas-Fort Worth, TX, Housing Finance Corp., 8.5s, 2011               2,390              2,408,092
-----------------------------------------------------------------------------------------------------
Florida Multi-Family Housing Finance Agency Rev. (Center
Court Apartments), 8.5s, 2018                                          1,600              1,571,712
-----------------------------------------------------------------------------------------------------
Maplewood, RI, Housing Development Corp. (Terrace
Apartments), 6.9s, 2025                                                3,945              4,017,114
-----------------------------------------------------------------------------------------------------
Memphis, TN, Health, Educational & Housing Facilities
Board (Wesley Highland Terrace), 8.5s, 2024                            5,485              5,549,010
-----------------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiary LLC, 6.875s, 2009##                         6,000              6,356,580
-----------------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal, Multifamily Housing Rev.
(Northbrook I & III Apartments), 6.25s, 2029**                         5,000              3,471,500
-----------------------------------------------------------------------------------------------------
Texas Housing & Community Board (Harbor & Plumtree),
10s, 2026+                                                             1,700              1,640,517
-----------------------------------------------------------------------------------------------------
                                                                                        $47,508,920
-----------------------------------------------------------------------------------------------------
Parking - 0.1%
-----------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., 0s, 2015(++)                          $375               $210,574
-----------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., 0s, 2016(++)                           450                236,434
-----------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., 0s, 2017(++)                           975                478,998
-----------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., 0s, 2018(++)                         1,235                568,248
-----------------------------------------------------------------------------------------------------
                                                                                         $1,494,254
-----------------------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 0.2%
-----------------------------------------------------------------------------------------------------
Illinois Sales Tax, 6.25s, 2015                                       $1,500             $1,736,265
-----------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Auth., 6s, 2006                            500                543,410
-----------------------------------------------------------------------------------------------------
                                                                                         $2,279,675
-----------------------------------------------------------------------------------------------------
Single Family Housing Revenue - Local - 1.3%
-----------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Auth. Rev., GNMA,
6.55s, 2030                                                           $1,640             $1,764,558
-----------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., GNMA,
7.05s, 2030                                                              505                537,466
-----------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., 0s, 2015                   480                124,195
-----------------------------------------------------------------------------------------------------
Corpus Christi, TX, Housing Finance Corp., MBIA,
0s, 2011                                                               3,395              1,487,791
-----------------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA,
6.95s, 2024                                                            1,400              1,542,296
-----------------------------------------------------------------------------------------------------
Jefferson County, CO, Single Family Mortgage Rev., MBIA,
8.875s, 2013                                                              15                 15,084
-----------------------------------------------------------------------------------------------------
Jefferson County, TX, Housing Finance Corp., MBIA,
0s, 2015                                                               1,315                335,325
-----------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Home Mortgage Auth. Rev., GNMA,
6.625s, 2023                                                           1,245              1,395,010
-----------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Home Mortgage Auth. Rev., GNMA,
6.75s, 2030                                                            1,120              1,189,384
-----------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
7.5s, 2026                                                               780                846,121
-----------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Auth., Rev., GNMA,
7s, 2031                                                                 415                437,535
-----------------------------------------------------------------------------------------------------
New Castle County, DE, Single Family Mortgage Rev.,
FGIC, 0s, 2016                                                           225                 57,357
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Auth., GNMA,
7.05s, 2030                                                            2,090              2,220,144
-----------------------------------------------------------------------------------------------------
Reno County, KS, Single Family Mortgage Rev., AMBAC, 0s,
2014                                                                     175                 46,555
-----------------------------------------------------------------------------------------------------
San Bernardino County, CA, Single Family Mortgage Rev.,
GNMA, 7.375s, 2020                                                       365                384,319
-----------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.875s, 2026                                               2,785              3,028,270
-----------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45s, 2029                                                  935              1,020,908
-----------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., 6.45s to 2033                                                    2,190              2,399,670
-----------------------------------------------------------------------------------------------------
                                                                                        $18,831,988
-----------------------------------------------------------------------------------------------------
Single Family Housing Revenue - Other - 0.1%
-----------------------------------------------------------------------------------------------------
Texas Veteran Housing Assistance Program, 7s, 2025                    $1,100             $1,141,437
-----------------------------------------------------------------------------------------------------
Single Family Housing Revenue - State - 3.6%
-----------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage,
MBIA, 0s, 2027                                                        $3,145               $826,286
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Auth. Rev., 7.15s, 2014                       186                192,607
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Auth. Rev., 6.75s, 2021                       795                849,052
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Auth. Rev., 5.9s, 2023                      1,680              1,781,909
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Auth. Rev., 6.1s, 2023                        950              1,014,400
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Auth. Rev., 6.55s, 2025                       604                641,889
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Auth. Rev., 7.4s, 2027                        470                476,599
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Auth. Rev., 7.15s, 2030                       645                695,652
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Auth. Rev., 6.6s, 2032                      1,435              1,552,813
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Auth. Rev., 6.55s, 2033                     1,000              1,078,570
-----------------------------------------------------------------------------------------------------
Delaware Single Family Housing Auth. Rev.,
6.75s, 2024                                                            1,985              2,052,589
-----------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage
Rev., GNMA, 7.55s, 2031                                                1,400              1,539,930
-----------------------------------------------------------------------------------------------------
Maricopa County, AR, GNMA, 7.65s, 2024                                   146                158,733
-----------------------------------------------------------------------------------------------------
Maryland Community Development Administration Rev.,
7.3s, 2025                                                               895                907,002
-----------------------------------------------------------------------------------------------------
Minnesota State Housing Finance Agency, Residential
Housing Finance, 4.8s, 2023                                            1,150              1,161,523
-----------------------------------------------------------------------------------------------------
Mississippi Development Bank Rev., Diamond Lakes
Utilities, 6.25s, 2017                                                 3,800              3,792,172
-----------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., GNMA, 6.5s, 2032                          4,460              4,843,337
-----------------------------------------------------------------------------------------------------
Mississippi Home Corp. Single Family, Mortgage Rev.,
GNMA, 6.1s, 2034                                                       4,190              4,404,821
-----------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Homeownership Loan Program), GNMA,
1s, 2034                                                              $1,200             $1,314,192
-----------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev., GNMA, 6.7s, 2030                                 3,715              3,971,186
-----------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Mortgage
Rev., GNMA, 7.45s, 2031                                                  665                729,040
-----------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev., 6.35s, 2032                                      1,805              1,930,538
-----------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev., GNMA, 6.85s, 2032                                1,335              1,485,588
-----------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Auth. Rev.,
5.875s, 2030                                                           1,375              1,450,653
-----------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Auth. Rev., 4s, 2031                     1,400              1,521,058
-----------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Auth. Rev., GNMA,
3.5s, 2033                                                             1,325              1,445,350
-----------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., Home
Ownership, 4.25s, 2028                                                 1,000              1,019,340
-----------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency, Housing Finance,
5s, 2033                                                               2,310              2,334,879
-----------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency, Single Family
Mortgage Rev., 6.8s, 2023                                                415                418,996
-----------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency, Single Family,
7.55s, 2028                                                              780                854,584
-----------------------------------------------------------------------------------------------------
Phoenix, AZ, Single Family Mortgage Rev., GNMA,
6.1s, 2028                                                             1,215              1,294,874
-----------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage
Rev., GNMA, 7.1s, 2021                                                 4,075              4,418,889
-----------------------------------------------------------------------------------------------------
Vermont Housing Finance Agency, Single Family, FSA,
4.95s, 2032                                                            1,765              1,826,122
-----------------------------------------------------------------------------------------------------
                                                                                        $53,985,173
-----------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.3%
-----------------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 6s, 2019                  $2,000             $1,939,040
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Ogden
Haverhill), 5.5s, 2013                                                 2,475              2,287,420
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Ogden
Haverhill), 5.6s, 2019                                                 5,425              4,671,684
-----------------------------------------------------------------------------------------------------
Nevada Department of Business (Republic Services Inc.),
5.625s, 2026                                                           2,000              2,000,000
-----------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp. (Variable Waste
Management), 4s, 2012                                                  6,000              6,049,620
-----------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev., Ohio Water Development Auth.
(Waste Management), 4.85s, 2022                                        3,000              3,035,370
-----------------------------------------------------------------------------------------------------
                                                                                        $19,983,134
-----------------------------------------------------------------------------------------------------
State and Local Appropriation - 2.8%
-----------------------------------------------------------------------------------------------------
Alabama Building Renovation Auth., AMBAC, 6s, 2017                    $1,805             $2,057,628
-----------------------------------------------------------------------------------------------------
Alabama Building Renovation Auth., AMBAC, 6s, 2018                     1,155              1,306,547
-----------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commerce Rev., RITES,
5.253s, 2017+(+)                                                       4,500              5,428,620
-----------------------------------------------------------------------------------------------------
College Park, GA, Civic Center, AMBAC, 5.75s, 2020                     3,000              3,338,880
-----------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Auth., AMBAC,
9.607s, 2018(+)                                                        7,000              8,764,980
-----------------------------------------------------------------------------------------------------
Essex County, NJ, RITES, 10.128s, 2020+(+)                             6,000              7,191,240
-----------------------------------------------------------------------------------------------------
Harris County, TX, 5.8s, 2014                                          1,658              1,666,476
-----------------------------------------------------------------------------------------------------
Harris County, TX, 5.625s, 2020                                        2,727              2,614,666
-----------------------------------------------------------------------------------------------------
Houston, TX, 6.3s, 2020                                                5,000              5,501,800
-----------------------------------------------------------------------------------------------------
Northumberland County, PA, 6.65s, 2020                                 1,250              1,276,300
-----------------------------------------------------------------------------------------------------
Northumberland County, PA, 7s, 2020                                    1,000              1,023,530
-----------------------------------------------------------------------------------------------------
Shawnee County, KS, Community Mental Health Center Inc.,
5.35s, 2019                                                              250                222,003
-----------------------------------------------------------------------------------------------------
West Virginia State Pkwys Auth., Prerefunded, FGIC,
10.009s, 2019(++)                                                        420                445,704
-----------------------------------------------------------------------------------------------------
West Virginia State Pkwys Auth., Unrefunded, FGIC,
10.009s, 2019                                                            780                821,527
-----------------------------------------------------------------------------------------------------
                                                                                        $41,659,901
-----------------------------------------------------------------------------------------------------
Student Loan Revenue - 1.0%
-----------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Auth., 7.25s, 2010                   $2,970             $3,103,769
-----------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Auth., 7.625s, 2010                   4,610              4,852,394
-----------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Auth., 6.15s, 2029                    1,500              1,563,030
-----------------------------------------------------------------------------------------------------
California Student Loan Corp., 7.95s, 2030                             2,700              2,775,735
-----------------------------------------------------------------------------------------------------
South Dakota Student Loan Rev., Education Loans, Inc.,
5.6s, 2020                                                             2,700              2,718,819
-----------------------------------------------------------------------------------------------------
                                                                                        $15,013,747
-----------------------------------------------------------------------------------------------------
Tax Assesment - 3.0%
-----------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25s, 2012                        $4,180             $4,278,982
-----------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.375s, 2015                        3,400              3,456,746
-----------------------------------------------------------------------------------------------------
Capital Region Community Development District, FL,
5.95s, 2006                                                            1,350              1,364,877
-----------------------------------------------------------------------------------------------------
Capital Region Community Development District, FL,
6.85s, 2031                                                              750                772,875
-----------------------------------------------------------------------------------------------------
Denver, CO, Urban Renewal Tax (Downtown Denver), 8.5s,
2013                                                                   1,089              1,142,720
-----------------------------------------------------------------------------------------------------
Denver, CO, Urban Renewal Tax (Musicland), 8.5s, 2017                    950                998,004
-----------------------------------------------------------------------------------------------------
Double Branch Community Development, District Florida,
5.6s, 2007                                                             1,000              1,000,390
-----------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, 6.25s, 2009                    1,295              1,308,934
-----------------------------------------------------------------------------------------------------
Heritage Harbour South Community, Capital Improvement,
5.4s, 2008                                                             2,500              2,491,075
-----------------------------------------------------------------------------------------------------
Hyland Hills Metropolitan Park & Recreation District,
6.75s, 2015                                                            2,500              2,702,500
-----------------------------------------------------------------------------------------------------
Katy, TX, Development Auth. Rev., 5.8s, 2011                           3,000              3,011,130
-----------------------------------------------------------------------------------------------------
Katy, TX, Development Auth. Rev., 6s, 2018                             6,000              6,018,840
-----------------------------------------------------------------------------------------------------
Lake Elsinore, CA, Public Financing Auth., 7.1s, 2020                  2,410              2,524,644
-----------------------------------------------------------------------------------------------------
Markham, IL, 9s, 2012                                                  2,350              2,385,250
-----------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development, 6.5s, 2009                   2,735              2,755,677
-----------------------------------------------------------------------------------------------------
Preserve At Wilderness Lake, 5.9s, 2006                                  780                781,209
-----------------------------------------------------------------------------------------------------
Preserve At Wilderness Lake, 6.2s, 2008                                2,000              2,011,060
-----------------------------------------------------------------------------------------------------
Renaissance Community Development, 6.25s, 2008                         2,970              3,007,570
-----------------------------------------------------------------------------------------------------
Reunion East Community Development District,
5.9s, 2007                                                             1,790              1,800,758
-----------------------------------------------------------------------------------------------------
                                                                                        $43,813,241
-----------------------------------------------------------------------------------------------------
Tax - Other - 0.3%
-----------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625s, 2021                         $2,750             $2,569,793
-----------------------------------------------------------------------------------------------------
Territory of Virgin Islands, 5.875s, 2018                              1,500              1,529,010
-----------------------------------------------------------------------------------------------------
Virginia Housing & Development Auth., 0s, 2017                           115                 28,897
-----------------------------------------------------------------------------------------------------
                                                                                         $4,127,700
-----------------------------------------------------------------------------------------------------
Tobacco - 2.1%
-----------------------------------------------------------------------------------------------------
Badger Tobacco, Asset Securitization Corp.,
6.125s, 2027+                                                         $5,000             $4,765,600
-----------------------------------------------------------------------------------------------------
California Statewide Financing Auth. Tobacco,
5.625s, 2029                                                           5,000              4,419,150
-----------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25s, 2024                  4,235              4,198,452
-----------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 6s, 2023                           5,000              4,831,500
-----------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 5.3s, 2025                         5,000              4,261,450
-----------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 6.375s, 2028                       3,500              3,342,745
-----------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 5.5s, 2030                         4,250              3,671,022
-----------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 5.75s, 2032                        2,500              2,240,625
-----------------------------------------------------------------------------------------------------
                                                                                        $31,730,544
-----------------------------------------------------------------------------------------------------
Transportation - Special Tax - 0.8%
-----------------------------------------------------------------------------------------------------
Telluride, CO, Gondola Transit, Co., 9s, 2016                         $2,105             $2,559,259
-----------------------------------------------------------------------------------------------------
Telluride, CO, Gondola Transit, Co. (Real Estate
Transfer Assessment Rev.), 11.5s, 2012(++)                             5,025              7,818,598
-----------------------------------------------------------------------------------------------------
Telluride, CO, Gondola Transit, Co. (Real Estate
Transfer Assessment Rev.), 11.5s, 2012                                   975              1,412,892
-----------------------------------------------------------------------------------------------------
Texas Department of Transportation, 7s, 2012                             184                186,489
-----------------------------------------------------------------------------------------------------
                                                                                        $11,977,238
-----------------------------------------------------------------------------------------------------
Turnpike Revenue - 3.1%
-----------------------------------------------------------------------------------------------------
Arapahoe County, CO, Capital Improvement (Highway Rev.),
0s, 2005(++)                                                         $69,000            $13,800,000
-----------------------------------------------------------------------------------------------------
Foothill/Eastern Transportation Corridor Agency, CA,
Toll Road Rev., 1s, 2013 0s to 2005, 7.15s to 2013(++)                 5,000              5,495,400
-----------------------------------------------------------------------------------------------------
New Jersey Turnpike Auth., RITES, 9.197s, 2020+(+)                     5,000              5,513,600
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2011                 2,700              1,092,339
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2012                 2,100                912,576
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2012                 1,700                618,528
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2013                 7,000              2,773,190
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2014                 6,600              2,381,346
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2015                 7,250              2,380,103
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2016                 2,000                596,800
-----------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Toll Road Rev. (Transportation
Corridor Agency), 0s, 2011(++)                                        13,400              9,973,084
-----------------------------------------------------------------------------------------------------
                                                                                        $45,536,966
-----------------------------------------------------------------------------------------------------
Universities - Colleges - 2.5%
-----------------------------------------------------------------------------------------------------
California Education Facilities Auth. Rev. (L.A. College
of Chiropractic), 5.6s, 2017                                          $2,000             $1,881,280
-----------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA,
7.875s, 2025                                                           9,150             11,638,526
-----------------------------------------------------------------------------------------------------
Illinois Educational Facilities Auth. Rev., 6.875s, 2017                 750                777,308
-----------------------------------------------------------------------------------------------------
Illinois Educational Facilities Auth. Rev., 5.25s, 2018                  750                757,410
-----------------------------------------------------------------------------------------------------
Illinois Educational Facilities Auth. Rev., Refunding
(Augustana College), 5.625s, 2022                                      1,300              1,295,970
-----------------------------------------------------------------------------------------------------
Indiana State Educational Facilities Auth. Rev.,
(Manchester), 5.75s, 2018                                              1,000              1,001,820
-----------------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York
Institute of Technology), 7.5s, 2006(++)                               6,000              7,133,160
-----------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Eastern
Nazarine College), 5.625s, 2019                                        1,235              1,001,079
-----------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Eastern
Nazarine College), 5.625s, 2029                                        1,250                938,612
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Curry
College), 8s, 2004(++)                                                 1,180              1,303,062
-----------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Auth. Rev. (Catholic Medical Center), 6.125s, 2032                     1,500              1,473,030
-----------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Auth. Rev. (Franklin Pierce Law Center), 5.5s, 2018                    1,200              1,239,192
-----------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Rev. (New Hampshire College), 6.3s, 2016                               1,690              1,725,287
-----------------------------------------------------------------------------------------------------
Northeastern, PA, Hospital & Education Auth., 6s, 2018                 1,000              1,022,020
-----------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Auth., Rev. (College
of Art & Design, Inc.), 6.2s, 2009                                       820                904,271
-----------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Auth., Rev. (College
of Art & Design, Inc.), 6.5s, 2013                                     2,000              2,171,640
-----------------------------------------------------------------------------------------------------
                                                                                        $36,263,667
-----------------------------------------------------------------------------------------------------
Universities - Dormatories - 0.5%
-----------------------------------------------------------------------------------------------------
Illinois Educational Facilities Auth. Rev., Educational
Advancement Fund (University Center Project),
6.625s, 2017                                                          $1,500             $1,608,735
-----------------------------------------------------------------------------------------------------
Illinois Educational Facilities Auth. Rev., Educational
Advancement Fund (University Center Project),
6.25s, 2034                                                            5,460              5,487,518
-----------------------------------------------------------------------------------------------------
                                                                                         $7,096,253
-----------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 1.7%
-----------------------------------------------------------------------------------------------------
California Statewide Community Development Auth. (Aspire
Public Schools Lodi Project), 7.25s, 2032                             $4,695             $4,705,517
-----------------------------------------------------------------------------------------------------
California Statewide Community Development Auth.
(Escondido Charter High School), 7.5s, 2023                            2,015              2,033,377
-----------------------------------------------------------------------------------------------------
California Statewide Community Development Auth.
(Escondido Charter High School), 7.5s, 2036                            3,485              3,516,783
-----------------------------------------------------------------------------------------------------
Illinois Development Finance Auth., Economic Development
Rev. (Latin School of Chicago), 5.6s, 2018                               850                876,852
-----------------------------------------------------------------------------------------------------
Illinois Development Finance Auth., Economic Development
Rev. (Latin School of Chicago), 5.65s, 2028                            1,730              1,731,868
-----------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Williston
Northampton School), 6.5s, 2028                                        1,400              1,448,384
-----------------------------------------------------------------------------------------------------
Michigan Municipal Bond Auth. Rev., 7.625s, 2021                       1,150              1,186,259
-----------------------------------------------------------------------------------------------------
Michigan Municipal Bond Auth. Rev., 8s, 2031                           2,700              2,867,724
-----------------------------------------------------------------------------------------------------
Michigan Municipal Bond Auth. Rev. (YMCA)
7.75s, 2031                                                            2,450              2,530,801
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Auth.,
6.4s, 2013                                                             1,065              1,088,654
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Auth.,
6.75s, 2031                                                            3,000              2,996,040
-----------------------------------------------------------------------------------------------------
                                                                                        $24,982,259
-----------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 3.4%
-----------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Auth.,
5.7s, 2012                                                            $1,350             $1,251,936
-----------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Auth., Power
Rev., 5.875s, 2032                                                     1,800              1,444,662
-----------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Auth. (Panther
Creek Partners), 6.65s, 2010                                           8,590              8,932,397
-----------------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration),
6s, 2025                                                              10,000              9,506,500
-----------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development (UAE
Mecklenburg, LP), 6.5s, 2017                                          $2,800             $2,784,796
-----------------------------------------------------------------------------------------------------
Ohio Water Development Auth. (Bay Shore Power), 5.875s,
2020                                                                   2,000              1,875,020
-----------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Auth.,
Resources Recovery Rev., 6.5s, 2013                                    2,300              2,299,816
-----------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Auth.,
Resources Recovery Rev. (Northhampton Generating), 6.6s,
2019                                                                   5,000              4,999,600
-----------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Auth.
(Multi-trade Project), 7.5s, 2014                                      3,500              3,556,175
-----------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Auth.,
7.55s, 2019                                                           10,000             10,160,300
-----------------------------------------------------------------------------------------------------
Port Auth. NY & NJ, Special Obligation (KIAC),
6.75s, 2019                                                            1,750              1,797,985
-----------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency
(Nissequogue Cogen Partners Facility), 5.3s, 2013                      1,750              1,636,390
-----------------------------------------------------------------------------------------------------
                                                                                        $50,245,577
-----------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 6.3%
-----------------------------------------------------------------------------------------------------
Beaver County, PA, Pollution Control Rev., 7.75s, 2020                $1,500             $1,641,330
-----------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board
Pollution Control Rev., 5.45s, 2010                                    4,800              4,796,832
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Auth., Pollution
Control Rev. (Pacific Gas & Electric Co.), MBIA,
5.35s, 2016                                                            6,400              6,793,600
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Auth., Pollution
Control Rev. (Pacific Gas & Electric Co.), 5.85s, 2023                 3,250              3,084,022
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Auth., Pollution
Control Rev. (Pacific Gas & Electric Co.), 6.4s, 2024                  4,000              3,975,560
-----------------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Rev. (Nevada
Power Co.), FGIC, 6.7s, 2022                                           4,000              4,103,200
-----------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico
Public Service Co.), 5.8s, 2022                                        4,500              4,341,960
-----------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico
Public Service Co.), 5.8s, 2022                                        3,440              3,319,187
-----------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (San Juan Public
Services Co.), 6.3s, 2016                                              3,240              3,318,700
-----------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (Tucson Electric
Power Co.), 6.95s, 2020                                                3,000              3,078,810
-----------------------------------------------------------------------------------------------------
Maricopa County, AZ, Pollution Control Rev. (El Paso
Electric), 6.375s, 2015                                               $4,000             $4,036,000
-----------------------------------------------------------------------------------------------------
Matagorda County, TX (Central Power & Light Co.),
4.55s, 2029                                                            5,000              4,751,950
-----------------------------------------------------------------------------------------------------
Matagorda County, TX (Reliant Energy), 5.95s, 2030                     4,500              3,661,155
-----------------------------------------------------------------------------------------------------
New Hampshire Business Finance Auth., Pollution Control
Rev. (United Illuminating Co.), 5.875s, 2033                           2,985              3,008,402
-----------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Auth., Industrial
Development Auth. (CT Light & Power), 5.9s, 2018                       1,000              1,031,610
-----------------------------------------------------------------------------------------------------
New Hampshire Pollution Control Rev. (United
Illuminating), 3.75s, 2027                                             4,000              4,030,960
-----------------------------------------------------------------------------------------------------
Ohio Water Development Auth., Pollution Control Rev.
(Cleveland Electric), 8s, 2023                                         4,700              5,044,933
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Auth. (Tuscon
Electric Power Co.), 6.1s, 2025                                        2,000              1,843,140
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Auth. (Tuscon
Electric Power Co.), 6s, 2029                                          2,000              1,831,440
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Auth. (Tuscon
Electric Power Co.), 6s, 2029                                         11,000             10,072,920
-----------------------------------------------------------------------------------------------------
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf &
States), 6.7s, 2013                                                    1,000              1,016,120
-----------------------------------------------------------------------------------------------------
Sabine River Auth. Rev., Texas Pollution (TXU Electric
Co.), 5.75s, 2030                                                      3,500              3,365,950
-----------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
& States), 7.7s, 2014                                                  2,000              2,048,180
-----------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
& States), 5.8s, 2016                                                  1,500              1,474,440
-----------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev.
(Energy Gulf States), 6.6s, 2028                                       3,335              3,378,022
-----------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 9s, 2015                                        2,500              2,537,675
-----------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 5.8s, 2015                                      1,250              1,229,000
-----------------------------------------------------------------------------------------------------
                                                                                        $92,815,098
-----------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 1.1%
-----------------------------------------------------------------------------------------------------
Municipal Electric Auth., GA, AMBAC,
10.468s, 2022(+)                                                      $9,900            $10,592,901
-----------------------------------------------------------------------------------------------------
New York Energy Research & Development Auth. (Electric
Facilities Rev.), 7.15s, 2019                                          1,155              1,189,766
-----------------------------------------------------------------------------------------------------
New York Energy Research & Development Auth. (Electric
Facilities Rev.), 7.15s, 2022                                          1,625              1,673,912
-----------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency (Catawba Electric
Rev.), 6.375s, 2013                                                    2,750              3,014,853
-----------------------------------------------------------------------------------------------------
Southern California Public Power Auth. (Transmission
Project Rev.), 10.093s, 2012(+)                                          150                156,000
-----------------------------------------------------------------------------------------------------
                                                                                        $16,627,432
-----------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 2.1%
-----------------------------------------------------------------------------------------------------
Detroit, MI, Sewer Disposal Rev., FGIC, 10.102s, 2023(+)              $1,500             $1,608,315
-----------------------------------------------------------------------------------------------------
Detroit, MI, Sewer Disposal Rev., FGIC, 10.102s, 2023(+)                 500                531,530
-----------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Auth., 6.25s, 2010                  1,000              1,193,100
-----------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Auth.,
6.25s, 2010(++)                                                        1,010              1,205,031
-----------------------------------------------------------------------------------------------------
Harrisburg, PA, Auth. (Water Rev.), FGIC, 10.22s, 2015
(+)                                                                    2,000              2,112,040
-----------------------------------------------------------------------------------------------------
Massachusetts Water Resources Auth., RITES, FGIC,
11.223s, 2019+(+)                                                        765              1,119,731
-----------------------------------------------------------------------------------------------------
Michigan Municipal Bond Auth. Rev., RITES,
9.343s, 2021+(+)                                                       7,585              9,892,964
-----------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water Finance Auth., Rev.,
5.75s, 2029                                                            8,590              9,301,080
-----------------------------------------------------------------------------------------------------
Phoenix, AR, FGIC, 6.25s, 2017                                         1,000              1,198,770
-----------------------------------------------------------------------------------------------------
State of Virginia, Clean Water Rev., 5.75s, 2019                       2,500              2,765,425
-----------------------------------------------------------------------------------------------------
                                                                                        $30,927,986
-----------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,460,254,504)                              $1,449,234,316
-----------------------------------------------------------------------------------------------------

                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.9%
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Auth., Shell Oil,
due 02/03/03                                                            $400               $400,000
-----------------------------------------------------------------------------------------------------
California Statewide Community Development Auth. Sutter
Health, due 02/03/03                                                   8,000              8,000,000
-----------------------------------------------------------------------------------------------------
East Baton Rouge Parish, LA, Pollution Control Rev.
(Exxon Corp.), due 02/03/03                                            1,900              1,900,000
-----------------------------------------------------------------------------------------------------
Illinois Educational Facilities Auth. Rev. (University
Chicago Hospital), due 02/03/03                                        1,600              1,600,000
-----------------------------------------------------------------------------------------------------
Jefferson County Alabama Sewer Rev., due 02/03/03                        200                200,000
-----------------------------------------------------------------------------------------------------
MSR Public Power Agency, CA, due 02/05/03                                700                700,000
-----------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Auth., due 02/05/03                   200                200,000
-----------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Auth., due 02/05/03                   300                300,000
-----------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Auth., due 02/05/03                   500                500,000
-----------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, on amortized cost and
value                                                                                   $13,800,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,474,054,504)                                  $1,463,034,316
-----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.0%                                                    14,290,613
-----------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                  $1,477,324,929
-----------------------------------------------------------------------------------------------------
  ** Non-income producing security in default.
  ## SEC Rule 144A restriction.
   + Restricted security.
 (+) Inverse floating rate security.
(++) Refunded security.

See notes to financial statements.

---------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 1/31/03

ASSETS

Investments, at value (identified cost, $1,474,054,504)     $1,463,034,316
--------------------------------------------------------------------------------------------
Cash                                                                97,424
--------------------------------------------------------------------------------------------
Receivable for investments sold                                  3,714,349
--------------------------------------------------------------------------------------------
Receivable for fund shares sold                                  1,807,322
--------------------------------------------------------------------------------------------
Interest receivable                                             23,315,781
--------------------------------------------------------------------------------------------
Interest receivable on swap agreements                              10,143
--------------------------------------------------------------------------------------------
Other assets                                                         8,795
--------------------------------------------------------------------------------------------
Total assets                                                                $1,491,988,130
--------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                           $6,899,501
--------------------------------------------------------------------------------------------
Payable for investments purchased                                4,441,301
--------------------------------------------------------------------------------------------
Payable for fund shares reacquired                               1,185,829
--------------------------------------------------------------------------------------------
Interest payable on swap agreements                                 36,639
--------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swaps                     638,895
--------------------------------------------------------------------------------------------
Unrealized depreciation on rate lock swaps                         736,272
--------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------
  Management fee                                                    22,355
--------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                    4,065
--------------------------------------------------------------------------------------------
  Distribution and service fee                                      54,498
--------------------------------------------------------------------------------------------
  Administrative fee                                                   712
--------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                             643,134
--------------------------------------------------------------------------------------------
Total liabilities                                                              $14,663,201
--------------------------------------------------------------------------------------------
Net assets                                                                  $1,477,324,929
--------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                      181,906,132
--------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                             $1,636,893,775
--------------------------------------------------------------------------------------------
Unrealized depreciation on investments                         (12,395,355)
--------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                  (142,989,832)
--------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                          (4,183,659)
--------------------------------------------------------------------------------------------
Total                                                                       $1,477,324,929
--------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                $1,050,204,145
--------------------------------------------------------------------------------------------
  Shares outstanding                                           129,353,572
--------------------------------------------------------------------------------------------
  Net asset value per share                                                          $8.12
--------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$8.12)                                         $8.52
--------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                  $355,602,036
--------------------------------------------------------------------------------------------
  Shares outstanding                                            43,755,609
--------------------------------------------------------------------------------------------
  Net asset value per share                                                          $8.13
--------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                   $71,518,748
--------------------------------------------------------------------------------------------
  Shares outstanding                                             8,796,951
--------------------------------------------------------------------------------------------
  Net asset value per share                                                          $8.13
--------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF OPERATIONS
---------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

FOR YEAR ENDING 1/31/03

NET INVESTMENT INCOME

Interest Income                                                                  $99,585,574
--------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------
  Management fee                                                $8,929,462
--------------------------------------------------------------------------------------------
  Trustees' compensation                                            77,955
--------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                1,492,889
--------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                         2,946,082
--------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           664,951
--------------------------------------------------------------------------------------------
  Administrative fee                                               139,215
--------------------------------------------------------------------------------------------
  Custodian fee                                                    442,725
--------------------------------------------------------------------------------------------
  Printing                                                          18,349
--------------------------------------------------------------------------------------------
  Postage                                                           43,301
--------------------------------------------------------------------------------------------
  Auditing fees                                                     27,195
--------------------------------------------------------------------------------------------
  Miscellaneous                                                  1,410,881
--------------------------------------------------------------------------------------------
Total expenses                                                 $16,193,005
--------------------------------------------------------------------------------------------
  Fees paid indirectly                                             (33,600)
--------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                     (718,574)
--------------------------------------------------------------------------------------------
Net expenses                                                                     $15,440,831
--------------------------------------------------------------------------------------------
Net investment income                                                            $84,144,743
--------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Realized loss (identified cost basis)
--------------------------------------------------------------------------------------------
  Investment transactions                                     $(12,555,320)
--------------------------------------------------------------------------------------------
  Futures contracts                                             (1,400,609)
--------------------------------------------------------------------------------------------
Net realized loss on investments                                                $(13,955,929)
--------------------------------------------------------------------------------------------
Change in unrealized depreciation
--------------------------------------------------------------------------------------------
  Investments                                                  $(2,468,042)
--------------------------------------------------------------------------------------------
  Futures contracts                                               (238,375)
--------------------------------------------------------------------------------------------
  Swap transactions                                             (1,375,167)
--------------------------------------------------------------------------------------------
Net unrealized loss on investments                                               $(4,081,584)
--------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                 $(18,037,513)
--------------------------------------------------------------------------------------------
Increase in net assets from operations                                           $66,107,230
--------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income and gains
(losses) separated by share class.

FOR YEAR ENDING 1/31                                            2003                2002

OPERATIONS

Net investment income                                          $84,144,743       $85,743,059
--------------------------------------------------------------------------------------------
Net realized loss on investments                               (13,955,929)       (8,071,494)
--------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                       (4,081,584)        2,622,653
--------------------------------------------------------------------------      ------------
Increase in net assets from operations                         $66,107,230       $80,294,218
--------------------------------------------------------------------------      ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
--------------------------------------------------------------------------------------------
  Class A                                                     $(64,079,983)     $(63,134,362)
--------------------------------------------------------------------------------------------
  Class B                                                      (19,684,730)      (19,702,839)
--------------------------------------------------------------------------------------------
  Class C                                                       (3,363,233)       (2,504,650)
--------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(87,127,946)     $(85,341,851)
--------------------------------------------------------------------------      ------------
Net increase in net assets from fund share
transactions                                                   $18,342,051      $134,216,557
--------------------------------------------------------------------------      ------------
Total increase (decrease) in net assets                        $(2,678,665)     $129,168,924
--------------------------------------------------------------------------      ------------

NET ASSETS

At beginning of period                                      $1,480,003,594    $1,350,834,670
--------------------------------------------------------------------------------------------
At end of period (including accumulated distributions
in excess of net investment income of $4,183,659 and
$1,209,503, respectively)                                   $1,477,324,929    $1,480,003,594
--------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.

FOR YEARS ENDING 1/31

CLASS A                                              2003               2002           2001            2000             1999

Net asset value, beginning of period                $8.23              $8.24           $8.06           $9.03             $9.07
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)

 Net investment income(1)                           $0.48              $0.51           $0.51           $0.51             $0.53
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)
 on investments                                     (0.09)             (0.02)           0.19           (0.95)            (0.04)
-------------------------------------------  ------------            -------         -------         -------           -------
Total from investment operations                    $0.39              $0.49           $0.70          $(0.44)            $0.49
-------------------------------------------  ------------            -------         -------         -------           -------

LESS DISTRIBUTIONS

 From net investment income                        $(0.50)            $(0.50)         $(0.51)         $(0.53)           $(0.53)
------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment income                    --                 --           (0.01)          (0.00)(3)            --
-------------------------------------------  ------------            -------         -------         -------           -------
Total distributions                                $(0.50)            $(0.50)         $(0.52)         $(0.53)           $(0.53)
-------------------------------------------  ------------            -------         -------         -------           -------
Net asset value, end of period                      $8.12              $8.23           $8.24           $8.06             $9.03
-------------------------------------------  ------------            -------         -------         -------           -------
Total return(6) (%)                                  4.96               6.13            9.04           (5.09)             5.54
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(5)                                          0.79               0.76            0.76            0.76              0.81
------------------------------------------------------------------------------------------------------------------------------
Net investment income(2) (%)                         5.88               6.11            6.29            5.94              5.84
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                 20                 17              22              27                12
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                  $1,050,204         $1,037,925        $981,580        $985,622        $1,168,479
------------------------------------------------------------------------------------------------------------------------------

1.  The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                            $0.48              $0.50           $0.51           $0.50             $0.53
------------------------------------------------------------------------------------------------------------------------------

RATIOS (TO AVERAGE NET ASSETS)

Expenses(5)                                          0.84               0.83            0.84            0.82              0.82
------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                             5.83               6.04            6.21            5.88              5.83
------------------------------------------------------------------------------------------------------------------------------

2.  As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began accreting market discount on debt securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
3.  Per share amount was less than $0.01.
4.  Per share data are based on average shares outstanding.
5.  Ratios do not reflect reductions from certain expense offset arrangements.
6.  Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDING 1/31

CLASS B                                                2003              2002            2001            2000            1999

Net asset value, beginning of period                   $8.24             $8.25           $8.07           $9.04           $9.08
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)

 Net investment income(1)                              $0.42             $0.44           $0.45           $0.44           $0.45
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments                                           (0.10)            (0.01)           0.19           (0.95)          (0.04)
-------------------------------------------     ------------           -------         -------         -------         -------
Total from investment operations                       $0.32             $0.43           $0.64          $(0.51)          $0.41
-------------------------------------------     ------------           -------         -------         -------         -------

LESS DISTRIBUTIONS

 From net investment income                           $(0.43)           $(0.44)         $(0.45)         $(0.46)         $(0.45)
---------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment income                       --                --           (0.01)          (0.00)(3)          --
-------------------------------------------     ------------           -------         -------         -------         -------
Total distributions                                   $(0.43)           $(0.44)         $(0.46)         $(0.46)         $(0.45)
-------------------------------------------     ------------           -------         -------         -------         -------
Net asset value, end of period                         $8.13             $8.24           $8.25           $8.07           $9.04
-------------------------------------------     ------------           -------         -------         -------         -------
Total return (%)                                        4.01              5.28            8.17           (5.85)           4.62
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(5)                                             1.58              1.56            1.54            1.57            1.69
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(2) (%)                            5.09              5.29            5.50            5.13            4.95
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                    20                17              22              27              12
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                       $355,602          $382,280        $343,841        $340,157        $363,062
---------------------------------------------------------------------------------------------------------------------------------

1.  The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                               $0.41             $0.43           $0.44           $0.43           $0.45
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (TO AVERAGE NET ASSETS)

Expenses(5)                                             1.63              1.63            1.62            1.63            1.70
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                5.04              5.22            5.42            5.07            4.94
---------------------------------------------------------------------------------------------------------------------------------

2.  As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began accreting market discount on debt securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
3.  Per share amount was less than $0.01.
4.  Per share data are based on average shares outstanding.
5.  Ratios do not reflect reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDING 1/31
                                                                                                                    PERIOD ENDING
CLASS C                                          2003              2002              2001              2000           1/31/99(3)

Net asset value, beginning of period             $8.24             $8.25             $8.07             $9.04             $9.10
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(7)

 Net investment income(1)                        $0.40             $0.43             $0.43             $0.43             $0.15
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)
 on investments                                  (0.10)            (0.02)             0.19             (0.96)            (0.06)
--------------------------------------------  --------           -------           -------           -------           -------
Total from investment operations                 $0.30             $0.41             $0.62            $(0.53)            $0.09
--------------------------------------------  --------           -------           -------           -------           -------

LESS DISTRIBUTIONS

 From net investment income                     $(0.41)           $(0.42)           $(0.43)           $(0.44)           $(0.15)
------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment income                 --                --             (0.01)            (0.00)(6)            --
--------------------------------------------  --------           -------           -------           -------           -------
Total distributions                             $(0.41)           $(0.42)           $(0.44)           $(0.44)           $(0.15)
--------------------------------------------  --------           -------           -------           -------           -------
Net asset value, end of period                   $8.13             $8.24             $8.25             $8.07             $9.04
--------------------------------------------  --------           -------           -------           -------           -------
Total return (%)                                  3.92              5.07              7.95             (6.04)             0.96(5)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(8)                                       1.79              1.76              1.76              1.76              1.75(4)
------------------------------------------------------------------------------------------------------------------------------
Net investment income(2) (%)                      4.86              5.07              5.27              4.94              4.45(4)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              20                17                22                27                12
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                  $71,519           $59,799           $25,413           $17,378            $2,872
------------------------------------------------------------------------------------------------------------------------------

1.  The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                         $0.39             $0.42             $0.42             $0.42             $0.15
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (TO AVERAGE NET ASSETS)

Expenses(8)                                       1.84              1.83              1.84              1.82              1.76(4)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                          4.81              5.00              5.19              4.88              4.44(4)
---------------------------------------------------------------------------------------------------------------------------------

2.  As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began accreting market discount on debt securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
3.  For the period from the inception of Class C shares, September 25, 1998, through January 31, 1999.
4.  Annualized.
5.  Not annualized.
6.  Per share amount was less than $0.01.
7.  Per share data are based on average shares outstanding.
8.  Ratios do not reflect reductions from certain expense offset arrangements.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Municipal High Income Fund (the fund) is a non-diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

INVESTMENT VALUATIONS - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues and swap agreements, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts listed on commodities exchanges are reported at market value using closing settlement prices. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

RATE LOCK SWAPS - The fund may enter into rate lock swaps, which are used to reduce the interest rate risk of the portfolio. A rate lock swap is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for defaulted bonds, capital losses and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended January 31,
2003
and January 31, 2002 was as follows:

                                                    1/31/03            1/31/02
Distributions declared from:
--------------------------------------------------------------------------------
  Tax-exempt income                             $86,746,184        $85,332,889
--------------------------------------------------------------------------------
  Ordinary income                                   381,762              8,962
--------------------------------------------------------------------------------
Total distributions declared                    $87,127,946        $85,341,851
--------------------------------------------------------------------------------

During the year ended January 31, 2003, accumulated distributions in excess of net investment income decreased by $9,047, accumulated net realized loss on investments decreased by $27,169,172 and paid-in capital decreased by $27,178,219 due to differences between book and tax accounting for amortization and accretion on debt securities, market discount, defaulted bonds and capital losses. This change had no effect on the net assets or value per share.

As of January 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

    Undistributed tax-exempt income                    $5,198,081
    --------------------------------------------------------------
    Undistributed ordinary income                           44,507
    --------------------------------------------------------------
    Capital loss carryforward                        (141,942,609)
    --------------------------------------------------------------
    Unrealized depreciation                           (10,793,610)
    --------------------------------------------------------------
    Other temporary differences                       (12,075,215)
    --------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

    EXPIRATION DATE
    January 31, 2004                                  $(30,637,034)
    --------------------------------------------------------------
    January 31, 2005                                   (26,148,057)
    --------------------------------------------------------------
    January 31, 2006                                   (45,409,970)
    --------------------------------------------------------------
    January 31, 2007                                    (6,121,853)
    --------------------------------------------------------------
    January 31, 2008                                    (1,353,678)
    --------------------------------------------------------------
    January 31, 2009                                   (10,935,605)
    --------------------------------------------------------------
    January 31, 2010                                    (2,971,573)
    --------------------------------------------------------------
    January 31, 2011                                   (18,364,839)
    --------------------------------------------------------------
        Total                                        $(141,942,609)
    --------------------------------------------------------------

During the year ended January 31, 2003, $27,178,219 of capital loss carryforward expired.

The availability of a portion of these respective capital loss carryforwards, which were acquired on March 9, 2001 in connection with the Paine Webber Municipal High Income Fund acquisition, may be limited in a given year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

Based on average net assets:

    First $1.4 billion                                         0.60%
    ----------------------------------------------------------------
    In excess of $1.4 billion                                  0.57%
    ----------------------------------------------------------------

The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the year ended January 31, 2003 were 0.55% of average daily net assets on an annualized basis.

The fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees compensation is a pension expense of $52,346 for inactive trustees for the year ended January 31, 2003. Also included in Trustees compensation is a one time settlement expense of $45,981.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

    First $2 billion                                           0.0175%
    ------------------------------------------------------------------
    Next $2.5 billion                                          0.0130%
    ------------------------------------------------------------------
    Next $2.5 billion                                          0.0005%
    ------------------------------------------------------------------
    In excess of $7 billion                                    0.0000%
    ------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $389,931 for the year ended January 31, 2003, as its portion of the sales charge on sales of Class A shares of the fund. The Trustees have adopted a distribution plan for Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                         CLASS B     CLASS C

Distribution Fee                                           0.75%       0.75%
------------------------------------------------------------------------------
Service Fee                                                0.25%       0.25%
------------------------------------------------------------------------------
Total Distribution Plan                                    1.00%       1.00%
------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended January 31, 2003, amounted to:

                                                         CLASS B     CLASS C

Service Fee Retained by MFD                                   $0        $354
------------------------------------------------------------------------------

Except in the case of the 0.25% per annum Class B service fee paid by the fund upon the sale of Class B shares in the first year, payment of the Class B service fee will be suspended until such date as the trustees of the fund may determine.

Fees incurred under the distribution plan during the year ended January, 2003, were as follows:

                                                         CLASS B     CLASS C

Total Distribution Plan                                    0.79%       1.00%
------------------------------------------------------------------------------

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended January 31, 2003, were as follows:

                                             CLASS A     CLASS B     CLASS C

Contingent Deferred Sales Charges Imposed    $58,021    $820,890     $27,911
------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than short-term obligations, aggregated $305,725,236 and $287,776,408 respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                  $1,472,452,761
    ---------------------------------------------------------------
    Gross unrealized depreciation                     $(13,576,175)
    ---------------------------------------------------------------
    Gross unrealized appreciation                        4,157,730
    ---------------------------------------------------------------
    Net unrealized depreciation                        $(9,418,445)
    ---------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           Year ending 1/31/03                  Year ending 1/31/02
                                        SHARES            AMOUNT            SHARES             AMOUNT

CLASS A SHARES
Shares sold                             22,623,282       $185,401,388       17,800,624        $150,153,074
-------------------------------------------------------------------------------------------------------------
Shares issued in connection with
acquisition of Paine Webber
Municipal High Income Fund                      --                 --        5,738,683          47,401,521
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            3,206,513         26,274,367        3,048,176          25,248,874
-------------------------------------------------------------------------------------------------------------
Shares reacquired                      (22,540,447)      (184,431,938)     (19,683,363)       (163,132,818)
-------------------------------------------------------------------------------------------------------------
Net increase                             3,289,348        $27,243,817        6,904,120         $59,670,651
-------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                              6,059,110        $49,712,843        9,208,214         $77,338,374
-------------------------------------------------------------------------------------------------------------
Shares issued in connection with
acquisition of Paine Webber
Municipal High Income Fund                      --                 --        1,358,033          11,230,934
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              884,574          7,257,000          874,188           7,247,544
-------------------------------------------------------------------------------------------------------------
Shares reacquired                       (9,576,305)       (78,548,102)      (6,750,406)        (55,958,008)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (2,632,621)      $(21,578,259)       4,690,029         $39,858,844
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                              2,982,471        $24,492,854        3,064,760         $25,550,392
-------------------------------------------------------------------------------------------------------------
Shares issued in connection with
acquisition of Paine Webber
Municipal High Income Fund                      --                 --        1,961,240          16,219,458
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              180,280          1,479,084          148,695           1,233,694
-------------------------------------------------------------------------------------------------------------
Shares reacquired                       (1,619,268)       (13,295,445)      (1,002,569)         (8,316,482)
-------------------------------------------------------------------------------------------------------------
Net increase                             1,543,483        $12,676,493        4,172,126         $34,687,062
-------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the year ended January 31 2003, was $12,745. The fund had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include swap agreements and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                 NOTIONAL
                PRINCIPAL        CASH FLOWS
                AMOUNT OF        RECEIVED BY      CASH FLOWS PAID  UNREALIZED
EXPIRATION    CONTRACT (000)      THE FUND          BY THE FUND   DEPRECIATION
------------------------------------------------------------------------------
11/15/04          21,400        Floating-BMA         Fixed-BMA     $(108,204)
                               7-Day Municipal   2-Year Municipal
                                 Swap Index     Swap Index, 1.945%
------------------------------------------------------------------------------
10/31/12          15,000      Floating-3M LIBOR    Floating-BMA     (169,320)
                                  X78.875%        7-Day Municipal
                                                    Swap Index
------------------------------------------------------------------------------
12/18/12          30,500      Floating-3M LIBOR    Floating-BMA     (361,371)
                                   X78.75%        7-Day Municipal
                                                    Swap Index
------------------------------------------------------------------------------
                                                                   $(638,895)
------------------------------------------------------------------------------

Rate Lock Swaps

NOTIONAL PRINCIPAL AMOUNT                                     UNREALIZED
    OF CONTRACT (000)               DESCRIPTION              DEPRECIATION
------------------------------------------------------------------------------
          30,000            Agreement with Merrill            $(203,079)
                            Lynch terminating September
                            10, 2003 to pay 4.920% less
                            BMA Municipal Swap Index,
                            if positive (receive if
                            negative).
------------------------------------------------------------------------------
          21,000            Agreement with Merrill            $(144,454)
                            Lynch terminating June 12,
                            2003 to pay 4.850% less BMA
                            Municipal Swap Index, if
                            positive (receive if
                            negative).
------------------------------------------------------------------------------
          11,000            Agreement with Goldman            $(243,895)
                            Sachs terminating August
                            20, 2003 to pay 5.010% less
                            BMA Municipal Swap Index,
                            if positive (receive if
                            negative).
------------------------------------------------------------------------------
          10,550            Agreement with Goldman             $(73,097)
                            Sachs terminating October
                            16, 2003 to pay 4.650% less
                            BMA Municipal Swap Index,
                            if positive (receive if
                            negative).
------------------------------------------------------------------------------
           5,270            Agreement with Merrill             $(36,165)
                            Lynch terminating July 16,
                            2003 to pay 4.554% less BMA
                            Municipal Swap Index, if
                            positive (receive if
                            negative).
------------------------------------------------------------------------------
           5,270            Agreement with Merrill             $(35,582)
                            Lynch terminating July 17,
                            2003 to pay 4.554% less BMA
                            Municipal Swap Index, if
                            positive (receive if
                            negative).
------------------------------------------------------------------------------
                                                 TOTAL:       $(736,272)
------------------------------------------------------------------------------

At January 31, 2003, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

The fund may invest not more than 15% of its net assets in securities which are subject to legal or contractual restrictions on resale. At January, 31 2003, the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting 5.60% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                          DATE OF        SHARE/PRINCIPAL
DESCRIPTION                             ACQUISITION          AMOUNT              COST            VALUE
-----------------------------------------------------------------------------------------------------------
Badger Tobacco, Asset Securitization
Corp., 6.125s, 2027                      5/02/2002         $5,000,000         $4,861,472      $4,765,600
-----------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education,
RITES, 8.832s, 2020                       2/9/2000          7,910,000          6,211,881       9,130,671
-----------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commerce
Rev., RITES, 5.235s, 2017                3/18/1999          4,500,000          4,782,559       5,428,620
-----------------------------------------------------------------------------------------------------------
Colorado River Indian Tribes, AZ
(Blue Water Casino), 6.25s, 2004         5/06/1998          3,000,000          3,000,000       3,008,820
-----------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport
Rev., RITES, AMBAC, 10.51, 2017          8/28/2000          2,500,000         2,664,662        3,012,000
-----------------------------------------------------------------------------------------------------------
Essex County, NJ, RITES,
10.128s, 2020                            4/06/2000          6,000,000          5,968,656       7,191,240
-----------------------------------------------------------------------------------------------------------
Houston, TX, Independent School
District, RITES, PSF, 8.843s, 2017       2/26/1999          5,000,000          5,187,731       5,546,900
-----------------------------------------------------------------------------------------------------------
Los Angeles, CA, RITES, FGIC,
8.924s, 2015                             7/21/1999          5,310,000          5,536,037       6,431,790
-----------------------------------------------------------------------------------------------------------
Massachusetts Water Resource Auth.,
RITES, FGIC,
11.223s, 2019                            3/16/2000           765,000            896,354        1,119,731
-----------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Auth. Rev,
RITES, 9.343s, 2021                      2/23/2000          7,585,000          6,633,841       9,892,964
-----------------------------------------------------------------------------------------------------------
New Jersey Economic Development
Auth., Holt Hauling & Warehousing,
8.4s, 2015                               1/30/1997          4,000,000          4,134,185       2,360,000
-----------------------------------------------------------------------------------------------------------
New Jersey Economic Development
Auth., Holt Hauling & Warehousing,
8.6s, 2017                               1/30/1997          8,000,000          8,272,359       4,720,000
-----------------------------------------------------------------------------------------------------------
New Jersey Turnpike Auth., RITES,
9.197s, 2020                             4/19/2000          5,000,000          4,643,778       5,513,600
-----------------------------------------------------------------------------------------------------------
State of Florida, Board of Education,
RITES, 8.343s, 2017                      4/09/1999          2,300,000          2,330,620       2,508,334
-----------------------------------------------------------------------------------------------------------
State of Florida, Board of Education,
RITES, FGIC, 8.866s, 2012                2/25/2002          1,500,000          1,756,860       1,832,400
-----------------------------------------------------------------------------------------------------------
State of Florida, Board of Education,
RITES, FGIC, 8.866s, 2013                2/25/2002          5,000,000          5,791,400       6,095,100
-----------------------------------------------------------------------------------------------------------
State of Massachusetts, ROLs, 7.98s,
2017                                     8/28/2002          2,000,000          2,194,825       2,527,360
-----------------------------------------------------------------------------------------------------------
Texas Housing & Community Board,
Harbor & Plumtree, 10s, 2026             10/31/1996         1,700,000          1,700,000       1,640,517
-----------------------------------------------------------------------------------------------------------
                                                                                              $82,725,647
-----------------------------------------------------------------------------------------------------------

(9) CHANGE IN ACCOUNTING PRINCIPLE

As required, effective February 1, 2001, the fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to February 1, 2001, the fund did not amortize premium on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $805,139 increase in cost of securities held by the fund on February 1, 2001.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS" REPORT
--------------------------------------------------------------------------------

To the Trustees of MFS Series Trust III and Shareholders of MFS Municipal High Income Fund:

We have audited the accompanying statement of assets and liabilities of MFS Municipal High Income Fund (the Fund), including the portfolio of investments, as of January 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Municipal High Income Fund as of January 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                               ERNST & YOUNG LLP
Boston, Massachusetts
March 17, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust III, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

             Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES* (born 06/02/55)                       LAWRENCE T. PERERA (born 06/23/35)
Trustee, Chairman                                        Trustee
Massachusetts Financial Services Company, Chairman       Hemenway & Barnes (attorneys), Partner

JOHN W. BALLEN* (born 09/12/59)                          WILLIAM J. POORVU (born 04/10/35)
Trustee and President                                    Trustee
Massachusetts Financial Services Company, Chief          Private investor; Harvard University Graduate
Executive Officer and Director                           School of Business Administration, Class of 1961
                                                         Adjunct Professor in Entrepreneurship Emeritus;
KEVIN R. PARKE* (born 12/14/59)                          CBL & Associates Properties, Inc. (real estate
Trustee                                                  investment trust), Director
Massachusetts Financial Services Company, Chief
Investment Officer, President and Director               J. DALE SHERRATT (born 09/23/38)
                                                         Trustee
INDEPENDENT TRUSTEES                                     Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
LAWRENCE H. COHN, M.D. (born 03/11/37)                   (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993);
Brigham and Women's Hospital, Chief of Cardiac           Cambridge Nutraceuticals (professional nutritional
Surgery; Harvard Medical School, Professor of            products), Chief Executive Officer (until May
Surgery                                                  2001); Paragon Trade Brands, Inc. (disposable
                                                         consumer products), Director (until January 2002)
WILLIAM R. GUTOW (born 09/27/41)
Trustee                                                  ELAINE R. SMITH (born 04/25/46)
Private investor and real estate consultant;             Trustee
Capitol Entertainment Management Company (video          Independent health care industry consultant
franchise), Vice Chairman
                                                         WARD SMITH (born 09/13/30)
J. ATWOOD IVES (born 05/01/36)                           Trustee
Trustee                                                  Private investor; Sundstrand Corporation
Private investor; KeySpan Corporation (energy            (manufacturer of highly engineered products for
related services), Director; Eastern Enterprises         industrial and aerospace applications), Director
(diversified services company), Chairman, Trustee        (until June 1999)
and Chief Executive Officer (until November 2000)

ABBY M. O'NEILL (born 04/27/28)
Trustee
Private investor; Rockefeller Financial Services,
Inc. (investment advisers), Chairman and Chief
Executive Officer

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        RICHARD M. HISEY (born 08/29/58)
Trustee, Chairman                                        Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
JOHN W. BALLEN (born 09/12/59)                           York, Senior Vice President (September 2000 to
Trustee and President                                    July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Chief          Executive Vice President and General Manager
Executive Officer and Director                           (prior to September 2000)

JAMES R. BORDEWICK, JR. (born 03/06/59)                  ELLEN MOYNIHAN (born 11/13/57)
Assistant Secretary and Assistant Clerk                  Assistant Treasurer
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Vice
Vice President and Associate General Counsel             President

STEPHEN E. CAVAN (born 11/06/53)                         JAMES O. YOST (born 06/12/60)
Secretary and Clerk                                      Assistant Treasurer
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary            Vice President

ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02210

DISTRIBUTOR                                              AUDITORS
MFS Fund Distributors, Inc.                              Ernst & Young LLP
500 Boylston Street Boston, MA
02116-3741

PORTFOLIO MANAGERS
Michael W. Roberge+
Geoffrey L. Schechter+


+ MFS Investment Management

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MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
--------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Tax Form Summary or Form 1099-DIV, if applicable, reporting the federal tax status of all distributions paid during the calendar year 2003.

For federal income tax purposes, approximately 100% of the total dividends paid by the fund from net investment income during the year ended January 31, 2003, is designated as an exempt-interest dividend.

------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information           Phone number            Hours, Eastern Time
--------------------------------------------------------------------------------
General information           1-800-225-2606          8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired   1-800-637-6576          9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)                                                     ------------
INVESTMENT MANAGEMENT                                                PRSRT STD
                                                                    U.S. Postage
500 Boylston Street                                                    Paid
Boston, MA 02116-3741                                                   MFS
                                                                    ------------

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                              MMH-ANN-3/03 57.5M